As Filed with the Securities and Exchange Commission on June 28, 2000.

      Registration No. 33-            Investment Company Act File No. 811-10005

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2
                        (Check appropriate box or boxes)

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/

                         Pre-Effective Amendment No. __
                         Post-Effective Amendment No. __
                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
                                Amendment No. __

                      JOHN HANCOCK VENTURE TECHNOLOGY FUND
               (Exact name of registrant as specified in charter)

               101 Huntington Avenue, Boston, Massachusetts 02199
 (Address of Principal Executive Offices) (Number, Street, City State Zip Code)

                                 (617) 375-1500
              (Registrant's Telephone Number, including Area Code)


                              Susan S. Newton, Esq.
                          Vice President and Secretary
                      John Hancock Venture Technology Fund
               101 Huntington Avenue, Boston, Massachusetts 02199
                     (Name and Address of Agent for Service)


                                   Copies to:
                             Pamela J. Wilson, Esq.
                                Hale and Dorr LLP
                                 60 State Street
                                Boston, MA 02109

                  Approximate date of Proposed Public Offering:
 As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box: /X/

It is proposed that this filing will become effective when declared effective pursuant to Section 8(c).

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933





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                     Title of                               Proposed Maximum Aggregate           Amount of
           Securities Being Registered                           Offering Price              Registration Fee
-------------------------------------------------------------------------------------------------------------
 Common Shares of Beneficial Interest, without par value          $100,000,000                   $26,400.00
-------------------------------------------------------------------------------------------------------------


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.





                                                                   DRAFT 6/14/00


The information in this prospectus is not complete and may be changed. The fund's shares may not be sold until the registration statement filed with the Securities And Exchange Commission is effective. This prospectus is not an offer to sell, and is not soliciting an offer to buy, the fund's shares in any state where the offer or sale is not permitted.

                  Subject To Completion, Dated _________, 2000
           Up to a Maximum of __________ Shares of Beneficial Interest

                      JOHN HANCOCK VENTURE TECHNOLOGY FUND
               101 Huntington Avenue, Boston, Massachusetts 02199

         John Hancock Venture Technology Fund is a newly organized, non-diversified, closed-end management investment company. The fund's investment objective is long-term growth of capital. The fund invests primarily in equity securities of U.S. and foreign companies that rely extensively on technology in their product development or operations.

         The fund seeks to identify and invest in companies that will provide tomorrow's technology. These companies may operate in any of the following or similar fields: telecommunications, electronics, data management and storage, computer software, computer services, computer hardware, semiconductors, communications, the Internet, biotechnology, biomedics and pharmaceuticals. The fund may invest in companies of any size.

         The fund may invest up to 35% of its total assets in equity securities of privately owned companies (referred to as "venture capital" companies), non-rated private debt securities that are not publicly offered or traded and other mezzanine financing opportunities. There will be no public market for the shares of a venture capital company at the time of the fund's investment, and there can be no assurance that a public offering of shares will ever be planned or completed. The fund may also invest in securities of private investment funds that invest primarily in venture capital companies, as well as private securities of public companies.

         Investments in technology companies, and in particular venture capital companies, are speculative and pose special risks. These risks are more fully explained below under the heading "Risk Factors."

         John Hancock Advisers, Inc. (the "adviser") is the fund's investment adviser. American Fund Advisors, Inc. is the fund's subadviser.

Basic Terms of the Offering
---------------------------

Purchase price:              $24.25 per share.
Sales charge:                Up to $0.75 per share.
Minimum investment:          $10,000
Expiration date:             5:00 p.m., New York City time on ___________, 2000.




 NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION
 HAS APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED IF THIS PROSPECTUS
       IS TRUTHFUL OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.


----------------------------- ------------------------------- ---------------------- -------------------------------
                                    Subscription Price             Sales Load1             Proceeds to fund2
----------------------------- ------------------------------- ---------------------- -------------------------------
Per Share                                 $25.00                      $0.75                      $24.25
----------------------------- ------------------------------- ---------------------- -------------------------------
Total                                   $_________                 $__________                 $_________
----------------------------- ------------------------------- ---------------------- -------------------------------
                                                                                      (footnotes on following page)




----------------------------------
(Footnotes from previous page)


(1) PaineWebber Incorporated and other broker-dealers may receive from the adviser or the distributor additional sales commissions, as described below. The adviser has also agreed to pay PaineWebber
     Incorporated a fee for advice in connection with the structuring of the initial offering.


(2) Funds received by check prior to the final due date of this offer will be deposited into a segregated interest bearing account (which interest will be paid to the fund regardless of whether shares are issued or not by the fund) pending proration and distribution of shares.

         No market exists for the fund's shares. The fund's shares will not be listed on any securities exchange, and the fund does not expect a secondary market to develop for its shares. You may not be able to sell your shares.
Because the fund is a closed-end investment company, shares of the fund may not be redeemed on a daily basis, and they may not be exchanged for shares of any other fund. The shares are appropriate only as a long-term investment.

         To provide a limited degree of liquidity to shareholders, the fund will make quarterly offers to repurchase 5% of its outstanding shares at their net asset value. The number of shares tendered for repurchase may exceed the number that the fund offers to repurchase. If that happens, the fund will repurchase shares on a pro-rata basis, and tendering shareholders will not have all of their tendered shares repurchased by the fund. The fund intends to complete its first quarterly repurchase offer in _______ 2000. See "Repurchase Offers."

         The fund intends to raise $____ million of net proceeds in its initial offering. The minimum investment in this offering is $10,000. Selected brokers and dealers are offering the fund's shares initially at a price of $24.25 per share, plus a sales charge of up to $0.75 per share, for a maximum offering price of $25.00 per share. The sales charge is payable to the selected broker or dealer who arranges for a sale. Reductions in the sales charge are available for large purchases and in certain other circumstances. See "How to Purchase Fund
Shares."

         John Hancock Funds, Inc. (the "distributor"), the fund's principal underwriter and an affiliate of the investment manager, will pay to the selected brokers and dealers from its own resources an additional sales commission equal to an additional $0.25 per share. The fund will pay organizational and offering expenses estimated at $_______ from the proceeds of the offering. The initial offering will terminate on October __________, unless extended by the adviser.

         If the fund raises less than $____ million in this offering, then, not less than 30 days after the closing of the initial offering, the fund may commence a continuous offering of its shares through selected brokers and dealers at a price equal to their net asset value plus a maximum sales charge of 3%. The adviser and/or the distributor will pay to the selected brokers and dealers from its own resources an additional sales commission equal to an additional 1% for each share sold in any continuous offering. Any continuous offering, if commenced, will be discontinued when the fund's net assets reach
$____ million, and may be discontinued at any time. The fund may commence other continuous offerings from time to time in the future.

         The fund will pay each selected broker or dealer that is not affiliated with the fund or the adviser a shareholder servicing fee at an annual rate of 0.50% of the net asset value of the outstanding shares owned by customers of that broker or dealer.

         The fund may buy or sell exchange-traded or over-the-counter put or call options on transferable securities to hedge against adverse movements in the prices of securities held in the fund's portfolio. The fund will enter into options transactions only with broker-dealers that are reputable financial institutions and that specialize in these types of transactions, make markets in these options, or are participants in over-the-counter markets.

                                      -ii-


         This prospectus concisely provides the information that a prospective investor should know about the fund before investing. You are advised to read this prospectus carefully and to retain it for future reference. Additional information about the fund, including a statement of additional information
("SAI") dated _______, 2000, has been filed with the Securities and Exchange
Commission (the "SEC"). The SAI is available upon request and without charge by writing the fund at the address above or by calling _________. The SAI is incorporated by reference into this prospectus in its entirety. The table of contents of the SAI appears on page __ of this prospectus. The SAI, and other information about the fund, is also available on the SEC's website
(http://www.sec.gov).

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT
FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                   ----------

                The date of this prospectus is __________, 2000.



                                     -iii-


                                TABLE OF CONTENTS

PROSPECTUS SUMMARY..........................................................1
SUMMARY OF FUND EXPENSES....................................................5
RISK FACTORS................................................................7
USE OF PROCEEDS............................................................12
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES..............................12
MANAGEMENT OF THE FUND.....................................................17
REPURCHASE OFFERS..........................................................19
CALCULATION OF NET ASSET VALUE.............................................22
SHARES OF BENEFICIAL INTEREST..............................................23
DISTRIBUTION POLICY........................................................24
TAXES......................................................................24
HOW TO PURCHASE FUND SHARES................................................25
GENERAL INFORMATION........................................................27
TABLE OF CONTENTS OF SAI...................................................28





                                   ----------

         NO DEALER, SALESPERSON OR OTHER PERSON IS AUTHORIZED TO GIVE ANY
INFORMATION OR TO REPRESENT ANYTHING NOT CONTAINED IN THIS PROSPECTUS. YOU MUST
NOT RELY ON ANY UNAUTHORIZED INFORMATION OR REPRESENTATIONS. THIS PROSPECTUS IS
AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES IT
DESCRIBES, BUT ONLY UNDER CIRCUMSTANCES AND IN JURISDICTIONS WHERE IT IS LAWFUL
TO DO SO. THE INFORMATION CONTAINED IN THIS PROSPECTUS IS CURRENT ONLY AS OF ITS
DATE.


                                      -iv-



                               PROSPECTUS SUMMARY

------------------------------------------- -----------------------------------------------------------------
The Fund                                    John Hancock Venture Technology Fund (the "fund") is a newly organized non-diversified, closed-end management investment company registered under the Investment Company Act of 1940.
                                            The fund's investment adviser is John Hancock Advisers, Inc.
                                            (the "adviser").  See "General Information."

------------------------------------------- -----------------------------------------------------------------
Investment Objective and Principal          The fund's investment objective is long-term growth of
Strategies                                  capital.  The fund invests primarily in equity securities of
                                            U.S. and foreign companies that rely extensively on technology in their product development or operations.  The fund seeks to identify and invest in companies that will provide tomorrow's technology. These companies  may operate in any of the following or similar fields: telecommunications, electronics, data
                                            management and storage, computer software, computer services, computer hardware, semiconductors,  communications, the
                                            Internet, biotechnology, biomedics and pharmaceuticals.

                                            The fund may invest in companies of any size.  The fund may invest up to 35% of its total assets in equity securities of privately owned companies (referred to as "venture capital"
                                            companies), non-rated private debt securities that are not publicly offered or traded and other mezzanine financing
                                            opportunities.  There will be no public market for the shares of a venture capital company at the time of the fund's
                                            investment, and there is no guarantee that a public sale of shares will ever be planned or completed.  The fund may also invest in securities of private investment funds that invest primarily in venture capital companies, as well as private securities of public companies.  See "Investment  Objective and
                                            Principal Strategies."

------------------------------------------- -----------------------------------------------------------------
Investment Rationale                        Since the invention and initial commercialization of the
                                            computer in the mid-twentieth century, the pace of
                                            technological advancement has continued at a rate greater than originally anticipated.  Moore's Law, postulated more than 30 years ago by Gordon Moore - one of the co-founders of Intel -
                                            called for advances in technology to double the price and
                                            performance of technology every 18 months. This theory, which has held up throughout the last part of the twentieth century, is expected to continue well into the twenty-first century.
                                            This suggests that various sectors of technology will grow in relative importance to the general economy for at least the foreseeable future.

                                            The best illustration of Moore's Law is the history of
                                            computing. Once computers became commercially viable in the
                                            1960s, mainframe computers reigned as the dominant form of computing technology for nearly two decades, a trend that
                                            lasted well into the 1970s. Minicomputers surpassed mainframes from the mid-1970s into the 1980s, only to be themselves
                                            antiquated by the personal computer, which appeared in the mid-1980s and continues to dominate computing technology into the new millennium. Our investment team believes the tech
                                            world is on the verge of the next generation of computer
                                            technology, which we term "Net-centric computing."
-------------------------------------------------------------------------------------------------------------


                                       1

-------------------------------------------------------------------------------------------------------------

                                            These historical shifts in computing technology have often coincided with significant changes in industry leadership.
                                            Some of the companies that have emerged as today's technology leaders didn't even exist as recently as ten years ago
                                            (industry leaders such as Microsoft, Cisco Systems, and EMC are products of the 1980s). Now, with our belief that the pace of technology will continue to accelerate, we believe that many of tomorrow's leaders are just beginning to emerge.

                                            The fund seeks to identify and invest in those leading
                                            companies that will develop, market, and/or implement the next generation of computing technology. Areas that the adviser and sub-adviser believe offer the greatest growth potential
                                            include:

                                               >>  Internet and new media

                                               >>  Broadband and fiber optics

                                               >>  Digital consumer electronics

                                               >>  Biometric software

                                               >>  Wireless communications and computing

------------------------------------------- -----------------------------------------------------------------
The Investment Adviser                      The fund's investment adviser is John Hancock Advisers, Inc.,
                                            (the "adviser").  The adviser is responsible for the
                                            supervision of the investment advisory services performed by the subadviser, and the overall management of the fund.

                                            See "Management of the Fund."

------------------------------------------- -----------------------------------------------------------------
The Investment Subadviser and Portfolio     The fund's investment subadviser is American Fund Advisors,
Managers                                    Inc. (the "subadviser").  The subadviser was founded in 1978.
                                            Subject  to the review of the fund's board of trustees and the overall supervision of the adviser, the subadviser is responsible for providing  day-to-day  investment management of the fund's portfolio of securities.

                                            The fund's portfolio managers are:

                                            Barry J. Gordon, president of the subadviser.  Mr. Gordon has
                                            29 years of investment management experience, including 24 years of experience in technology investments.

                                            Marc H. Klee, CFA, executive vice president of the subadviser.
                                            Mr. Klee has 23 years of investment management experience, and has followed technology-related companies throughout his entire career.
-------------------------------------------------------------------------------------------------------------

                                       2

-------------------------------------------------------------------------------------------------------------

                                            Alan J. Loewenstein, CFA, senior vice president of the
                                            subadviser.  Mr. Loewenstein as 22 years of investment
                                            management experience, and has followed technology-related companies throughout his entire career.

                                            See "Management of the Fund."

------------------------------------------- -----------------------------------------------------------------
Management Fee                              The fund will pay a fee to the adviser for its management
                                            services at an annual rate of 2.00% of the fund's average daily net assets.  This management fee is higher than the advisory fees paid by most U.S. investment companies.  See "Management of the Fund."

------------------------------------------- -----------------------------------------------------------------
Borrowing                                   The fund is authorized to borrow money in an amount up to 5% of its total assets (giving effect to the amount borrowed) in order to meet repurchase requests, for other cash management purposes and to fund the purchase of portfolio securities for a period of not longer than 30 days.  The fund may not purchase additional portfolio securities at any time that borrowings exceed 5% of its total assets.  The fund is not authorized to use borrowings for long-term financial leverage purposes.

------------------------------------------- -----------------------------------------------------------------
Hedging                                     The fund may use derivative instruments to hedge portfolio risks and for cash management purposes.  Hedging activity may relate to a specific security or to the fund's portfolio as a whole.  The fund may not use derivative instruments for
                                            speculative purposes. The fund may buy or sell exchange-traded or over-the-counter put or call options on transferable
                                            securities to hedge against adverse movements in the prices of securities held in the fund's portfolio.  The fund will enter into options transactions only with broker-dealers that are reputable financial institutions and that specialize in these types of transactions, make markets in these options, or are participants in over-the-counter markets.

------------------------------------------- -----------------------------------------------------------------
The Offering                                The initial offering will terminate on ________, 2000, unless extended by the distributor. In the initial offering the fund intends to raise $____ million of net proceeds. The fund is initially offering its shares through a group of brokers and dealers selected by the distributor.

                                            The minimum investment is $10,000. The maximum purchase price per share of $25.00 includes a sales charge of up to $0.75 per share. Reductions in the sales charge are available for large purchases and in certain other circumstances. See "How to
                                            Purchase Fund Shares." In the initial offering, the adviser and/or the distributor will pay an additional commission to the selected brokers and dealers from its own resources equal to $0.25 per share.

                                            If the fund raises less than $____ million in the initial
                                            offering, then, not less than 30 days after the closing of the initial offering, the fund may commence a continuous offering of its shares through selected brokers and dealers at a price equal to their net asset value plus a maximum sales charge of
                                            3%. Any such continuous offering, if commenced, will be
                                            discontinued when the fund's total assets reach $____ million, and may be discontinued at any time. The fund may commence other continuous offerings from time to time in the future.
-------------------------------------------------------------------------------------------------------------

                                       3


                                            The adviser and/or the distributor will pay an additional
                                            commission to the selected brokers and dealers from its own resources equal to 1% of the net asset value of shares
                                            purchased during any continuous offering. See "How to Purchase
                                            Fund Shares." The fund will pay each selected broker or dealer a shareholder servicing fee at an annual rate of 0.50% of the net asset value of the outstanding shares owned by customers of that broker or dealer.

------------------------------------------- -----------------------------------------------------------------
Distribution Policy                         The fund will pay dividends on the shares annually in amounts representing substantially all of the net investment income, if any, earned each year.  It is likely that many of the companies in which the fund invests will not pay any dividends. This, together with the fund's relatively high expenses, means that the fund is unlikely to have income or pay dividends.

                                            The fund will pay substantially all of any taxable net capital gain realized on investments to shareholders at least
                                            annually. An automatic reinvestment plan is available for any holder of the fund's common shares who wants to purchase
                                            additional shares using dividends and/or capital gain
                                            distributions paid by the fund. Shares will be issued under the plan at their net asset value on the ex-dividend date.
                                            There is no sales charge or other charge for reinvestment.

------------------------------------------- -----------------------------------------------------------------
Unlisted Closed-End Structure; Limited      The fund is a closed-end management investment company.
Liquidity                                   Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that
                                            shareholders of a closed-end fund do not have the right to redeem their shares on a daily basis. In order to be able to meet daily redemption requests, mutual funds are subject to more stringent regulatory limitations than closed-end funds.
                                            In particular, a mutual fund generally may not invest more than 15% of its net assets in illiquid securities.

                                            The fund believes that unique investment opportunities exist in the market for venture capital technology companies and in private funds that invest in venture capital technology
                                            companies. However, these venture capital investments often are illiquid, and an open-end fund's ability to make such
                                            investments is limited. For this reason, the fund has been organized as a closed-end fund.

                                            The fund's shares will not be listed on any securities
                                            exchange and the fund does not expect any secondary market to develop for its shares. You will not be able to redeem your shares on a daily basis because the fund is a closed-end fund.
                                            In addition, shares of the fund may not be exchanged for
-------------------------------------------------------------------------------------------------------------

                                       4

-------------------------------------------------------------------------------------------------------------
                                            shares of any other fund. As described below, however, in
                                            order to provide a limited degree of liquidity, the fund will conduct quarterly repurchase offers for 5% of its outstanding shares. An investment in the fund is suitable only for
                                            investors who can bear the risks associated with the limited liquidity of the shares.

------------------------------------------- -----------------------------------------------------------------
Quarterly Repurchase Offers                 In order to provide a limited degree of liquidity to
                                            shareholders, the fund will conduct quarterly repurchase
                                            offers.  The fund intends to commence the first repurchase offer in ________, 2000 and to complete it in ________, 2000.
                                            In each repurchase offer, the fund will offer to repurchase 5%
                                            of its outstanding shares at their net asset value.  The fund may offer to repurchase more than 5% of its shares in any
                                            quarter with the approval of the board of trustees.  If the number of shares tendered for repurchase exceeds the number the fund intends to repurchase, the fund will repurchase shares on a pro-rata basis.  As a result, tendering shareholders will not have all of their tendered shares repurchased by the fund.  See
                                            "Repurchase Offers."

------------------------------------------- -----------------------------------------------------------------
Risk                                        Factors An investment in the fund involves a high degree of risk.
                                            These include the risks of:

                                            o      investing in shares of an unlisted closed-end fund with
                                                   limited liquidity investing in the historically volatile
                                                   technology and technology-related industries;

                                            o      concentration in a small number of industry sectors and
                                                   maintaining a "non-diversified" portfolio;

                                            o      investing in small companies, often with limited
                                                   operating histories and limited or no earnings histories;

                                            o      investing in venture capital companies and venture
                                                   capital funds;

                                            o      investing a significant portion of the fund's assets in
                                                   securities that are illiquid and volatile;

                                            o      investing in securities of foreign issuers;

                                            See "Risk Factors."

------------------------------------------- -----------------------------------------------------------------


                            SUMMARY OF FUND EXPENSES

         The following table illustrates the expenses and fees that the fund expects to incur and that shareholders can expect to bear.


                                       5


Shareholder Transaction Expenses
     Sales load (as a percentage of offering price).................................              3.00%
     Automatic reinvestment plan fees...............................................               None
     Maximum redemption fee.........................................................               None
Annual Expenses
(as a percentage of net assets attributable to common shares)
     Management fees................................................................              2.00%
     Shareholder servicing fees.....................................................              0.50%
     Other expenses*................................................................              0.50%
                                                                                              ---------
Total Annual Expenses...............................................................              3.00%
                                                                                              =========

--------------------
* "Other expenses" shown above are estimated, based on net assets of the fund of
$____ million at the closing of the fund's initial public offering, and estimated organizational and offering costs payable by the fund of
$____________.

         The adviser has undertaken to reimburse a portion of the fund's expenses or to waive a portion of its management fee to the extent that the fund's total expenses would otherwise exceed 3% of its average daily net assets during the first year of the fund's operations.

         The purpose of the table above is to assist you in understanding the various costs and expenses you would bear directly or indirectly as a shareholder of the fund. For a more complete description of the various costs and expenses of the fund, see "Management of the fund."

Example                                          1 Year         3 Years         5 Years        10 Years
                                                -----------   ------------   -------------  --------------
You would pay the following expenses on a           $              $               $              $
$10,000 investment, assuming a 5% annual
return:


         The example does not present actual expenses and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.


                                       6


                                  RISK FACTORS

         Stock prices fluctuate. Apart from the specific risks identified below, the fund's investments may be adversely affected by the broad investment environment in the U.S. and international securities markets. This investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events. Therefore, as with any fund that invests in stocks, the fund's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and could lose money.

Newly Organized Fund

         The fund is a newly organized investment company with no previous operating history. Although the adviser, the subadviser and the fund's portfolio managers have experience managing other funds with investment objectives similar to the fund's, the fund may not succeed in meeting its objective, and the fund's net asset value may decrease. In addition, the adviser, the subadviser and the fund's portfolio managers have less experience in venture capital investing than they have in investing in public companies.

Unlisted Shares; No Secondary Market; Limited Liquidity

         The fund is a closed-end investment company designed primarily for long-term investors and is not intended to be a trading vehicle. The fund does not intend to list its shares for trading on any national securities exchange.
There is no secondary trading market for the fund's shares, and none is expected to develop. The fund's shares are therefore not readily marketable. Because the fund is a closed-end investment company, shares of the fund are not redeemed on a daily basis, and they may not be exchanged for shares of any other fund.
Although the fund, as a fundamental policy, will make quarterly repurchase offers for 5% (or more, at the discretion of the fund's board of trustees) of its outstanding shares of common shares at net asset value, the fund's shares are considerably less liquid than shares of funds that trade on a stock exchange. Also, because the common shares will not be listed on any securities exchange, the fund is not required, and does not intend, to hold annual meetings of shareholders.

Repurchase Offers

         The fund will offer to purchase only a small portion of its shares each quarter, and there is no guarantee that you will be able to sell all of your fund shares that you desire to sell. If a repurchase offer is oversubscribed by shareholders, the fund will repurchase only a pro-rata portion of the shares tendered by each shareholder. The potential for pro-ration may cause some investors to tender more shares for repurchase than they wish to have repurchased. Moreover, the fund's repurchase policy may have the effect of decreasing the size of the fund. This may force the fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to the fund and cause its expense ratio to increase.

Investment in the Technology Industry

         The fund plans to invest primarily in the stock of technology companies. The value of the fund's shares may be susceptible to factors affecting technology and technology-related industries. An investment in the fund may be subject to greater risk and market volatility than an investment in a fund that invests in a broader range of portfolio securities or in another, less volatile industry. The specific risks faced by technology companies include:

         >> rapidly changing technologies and unusually high risk of product obsolescence

         >> heightening government regulation, making these companies susceptible to changes in government policy and failures to secure regulatory approvals


                                       7


         >> cyclical patterns in information technology spending which may result in inventory write-offs

         >> intense competition among technology companies for management, engineering and marketing personnel with appropriate technological training

         >> the possibility of lawsuits related to technological patents

         >> changing investor sentiments and preferences with regard to technology sector investments (which are generally perceived as risky)

         Many technology companies have not yet achieved profitability and may not achieve profitability in the future.

Investments in Small Companies

         Although investments in small companies may present opportunity for growth, there are specific risks associated with investments in small companies, which include:

         >> poor corporate performance due to less experienced management, limited product lines, undeveloped markets and/or limited financial resources

         >> poor share price performance, due to limited availability of public information and little or no research by the investment community

         >> little or no liquidity due to small market capitalization and absence of exchange listing or dealers willing to make a market

         >> increased share price volatility, in part because, in periods of investor uncertainty, investor sentiment may favor large, well-known companies over small, lesser-known companies

         >> reliance, in many cases, on one or two key individuals for management

Investments in Venture Capital Companies

         The fund may invest a substantial portion of its assets in securities of unseasoned venture capital companies, which present all the risks of investment in small companies described above plus certain additional risks.
Venture capital companies represent highly speculative investments by the fund.
The fund's ability to realize value from an investment in a venture capital company is to a large degree dependent upon successful completion of the company's initial public offering or the sale of the venture capital company to another company, which may not occur for a period of several years after the date of the fund's investment, if ever. There is no assurance that any of the venture capital companies in which the fund invests will complete public offerings or be sold, or, if these events occur, as to the timing and values of such offerings or sales.

         The fund may also lose all or part of its entire investment if these companies fail or their product lines fail to achieve an adequate level of market recognition or acceptance. Some companies may depend upon managerial assistance or financing provided by their investors. The fund does not intend to provide any such managerial assistance and will not generally provide additional financing to the companies in which it invests. Therefore, the value of its investments may depend upon the quality of managerial assistance provided by other investors and their ability and willingness to provide financial support.


                                       8


         Venture capital investing is a highly specialized field, and the adviser, the subadviser and the fund's portfolio managers have less experience in venture capital investing than they have in investing in public companies. In addition, there is no assurance that the fund will be able to identify a sufficient number of desirable venture capital investments.

         Depending on the specific facts and circumstances of a venture capital investment, there may not be a reasonable basis to revalue it for a substantial period of time after the fund's investment. If a venture capital company does not complete an initial public offering within the anticipated time frame of up to three years from the date of the fund's investment, or enter into a transaction whereby its shares are exchanged for shares of a public company, there may never be a public market benchmark for valuing the investment.

         The fund's net asset value per share may change substantially in a short time as a result of developments at the companies in which the fund invests. Changes in the fund's net asset value may be more pronounced and more rapid than with other funds because of the fund's emphasis on venture capital companies that are not publicly traded. The fund's net asset value per share may change materially from day to day, including during the time between the date a repurchase offer is mailed and the due date for tendering shares, and during the period immediately after a repurchase is completed.

Investments in Venture Capital Funds

         Venture capital funds involve all the risks of investing in small companies described in this prospectus, plus certain additional risks. The fund must, in making an investment in a venture capital fund, rely upon the judgment of the general partner or other manager of the venture capital fund in deciding whether and when to purchase and sell investments for the venture capital fund.
A venture capital fund may:

         >> employ a high degree of leverage, which can magnify any losses incurred by its investors, including the fund;

         >> be required to pay management fees and/or a performance fee or "carry" to its general partner and/or manager, which can reduce the return to investors, including the fund; and

         >> pay certain costs of evaluating each venture capital investment, including fees of outside legal counsel, which may reduce the fund's return.

         Investments in venture capital funds may be highly illiquid. The fund may not be able to dispose of an interest in a venture capital fund when it wishes to, or may be able to do so only at a disadvantageous price.

Concentration; Non-Diversified Status

         The fund will invest almost entirely in companies within or related to various sectors of the technology industry. The subadviser will seek to reduce the company-specific risk, as opposed to sector-specific risk, of the fund's portfolio by investing in more than one company in a particular sector, but this may not always be practicable. Nevertheless, because the fund's portfolio may be concentrated in securities of companies in a single industry, the risk of each investment decision is magnified.

         The fund is classified as a "non-diversified" management investment company under the Investment Company Act of 1940 (the "1940 Act"). This means that the fund may invest a greater portion of its assets in a limited number of issuers than if the fund were classified as a "diversified" management investment company. Accordingly, the fund may be subject to greater risk as to the issuer of any individual portfolio security than a "diversified" fund because changes in the financial condition or market assessment of the issuer may cause greater fluctuation in the net asset value of the fund's shares.


                                       9


Restricted and Illiquid Securities

         The fund intends to invest a substantial portion of its assets in restricted securities and other illiquid investments. Restricted securities are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933 or, if they are unregistered, may be sold only in a privately negotiated transaction or in reliance on an exemption from registration.

         Restricted and other illiquid investments involve the risk that the fund will not be able to sell the investments at the time desired by the fund and/or at prices approximating the value at which the fund is carrying the securities on its books.

Investments in Foreign Securities

         The fund intends to invest in securities of foreign technology companies. Investments in foreign securities involve specific risks, which include:

         >> unfavorable changes in currency rates and exchange control regulations

         >> restrictions on, and costs associated with, the exchange of currencies and the repatriation of capital invested abroad

         >> reduced availability of information regarding foreign companies

         >> the different accounting, auditing and financial standards and less stringent reporting standards and requirements that may apply to foreign companies

         >> reduced liquidity as a result of inadequate trading volume and government-imposed trading restrictions

         >> the difficulty in obtaining or enforcing a judgment abroad

         >> increased market risk due to regional economic and political instability

         >> increased brokerage commissions and custody fees

         >> securities markets which are subject to a lesser degree of supervision and regulation by competent authorities

         >> foreign withholding taxes

         >> the threat of nationalization and expropriation

         The fund may invest, both directly and through depositary receipts, in the securities of companies in "developing" or "emerging markets" countries. A developing or emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries.
To the extent the fund invests in securities of emerging markets companies, the risks of investing in foreign securities (described above) may be heightened.


                                       10


         In many emerging markets countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in developed countries. The foreign securities markets of emerging markets countries may also be smaller, less liquid, and subject to greater price volatility than those in the developed countries. In the event of a default on any such foreign debt obligations, it may be more difficult for the fund to obtain or enforce a judgment against the securities' issuers. Finally, the fund's foreign investments may be expropriated, nationalized or otherwise confiscated in the future. In such an event, the fund could lose its entire investment in that market.

Borrowing

         The fund is authorized to borrow money in an amount up to 5% of its total assets (giving effect to the amount borrowed) in order to meet repurchase requests, for other cash management purposes and to fund the purchase of portfolio securities for a period of not longer than 30 days. The fund may not purchase additional portfolio securities at any time that borrowings exceed 5% of its total assets. The fund is not authorized to use borrowings for long-term financial leverage purposes.

         The rights of any lenders to the fund to receive payments of interest or repayments of principal will be senior to those of the holders of the fund's shares, and the terms of any borrowings may contain provisions that limit certain activities of the fund, including the payment of dividends (if any) to holders of shares. Interest payments and fees incurred in connection with borrowings will increase the fund's expense ratio and will reduce any income the fund otherwise has available for the payment of dividends.

Use of Derivatives for Hedging Purposes

         The fund may use derivative instruments to hedge portfolio risk and for cash management purposes. Investing in derivative investments involves numerous risks. For example:

         >> the underlying investment or security might not perform in the manner that the subadviser expects it to perform. This could make the effort to hedge unsuccessful.

         >> the company issuing the instrument may be unable to pay the amount due on the maturity of the instrument.

         >> certain derivative investments held by the fund may trade only in the over-the-counter markets or not at all, and can be illiquid.

         >> derivatives may disproportionately affect the value of the fund's portfolio because of their inherent leverage.

         All of this can mean that the fund's net asset value may change more often and to a greater degree than it otherwise would if the fund did not use derivative instruments. The fund has no obligation to enter into any hedging transactions.

Lending of Securities

         Although the fund will receive collateral in connection with all loans of portfolio securities, and this collateral will be marked to market, the fund will be exposed to a risk of loss if a borrower defaults on its obligation to return the borrowed securities. For example, loaned securities may have appreciated beyond the value of the collateral held by the fund at the time of a default. In addition, the fund will bear the risk of loss on any collateral that it chooses to invest.


                                       11


                                 USE OF PROCEEDS

         The net proceeds of this offering will be invested in accordance with the fund's investment objective and principal strategies as soon as practicable after the closing of this offering. Based on current market conditions, the subadviser expects the fund will be fully invested within one year. This lengthy investment period reflects the fact that:

         >> the fund plans to spend considerable time researching prospective investments; and

         >> the companies in which the fund plans to invest will be primarily small to medium-sized technology companies which may have limited amounts of outstanding securities available for purchase.

         The fund plans to minimize the positive impact its purchases of securities will have on the price of these securities by purchasing the securities over a period of time. Pending the full investment of the proceeds of the offering in equity securities of technology companies, the proceeds of the offering will be invested in short-term, high quality debt securities. In addition, up to 10% of the fund's assets may be invested temporarily in shares of exchange-traded funds that seek to track the performance of technology or other stock market indices.

         The fund will pay organizational and offering expenses estimated to be $______ from the proceeds of the initial offering. These expenses will therefore be borne by investors in the initial offering. Investors in any subsequent continuous offering may not bear any organizational or offering expenses.

                  INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Long-Term Growth of Capital

         The fund's investment objective is long-term growth of capital. Income is not an objective. There is no guarantee that the fund will achieve its investment objective.

Investment in Securities of Technology Companies

         The fund proposes to achieve its objective by investing at least 65% of its total assets in equity securities of U.S. and foreign companies that rely extensively on technology in their product development or operations. These companies may operate in any of the following or similar fields:
telecommunications, electronics, data management and storage, computer software, computer services, computer hardware, semiconductors, communications, the Internet, biotechnology, biomedics and pharmaceuticals.

         The fund may invest in companies of any size, but (at the time of investment) may invest primarily in small and medium-sized companies. In current market conditions, the fund considers small and medium-sized companies to be those with market capitalizations, at the time of investment by the fund, of as little as $10 million and as much as $10 billion. The fund's definition of small and medium-sized companies may change in light of market developments.

         The fund expects to invest primarily in common stocks. The fund may also invest in securities convertible into or exchangeable for common stocks, rights and warrants to purchase common stocks and depository receipts representing an ownership interest in equity securities. The fund considers all of these securities equity securities for purposes of its investment strategies.
The fund may also invest in non-convertible debt securities or preferred stocks believed to provide opportunities for capital gain.


                                       12


         The fund may invest up to 35% of its total assets in equity securities of privately owned technology companies commonly referred to as "venture capital" companies, non-rated private debt securities that are not publicly offered or traded and other mezzanine financing opportunities, as well as private securities of public companies. There will be no public market for the shares of a venture capital company at the time of the fund's investment, and there is no assurance that a public offering of shares will be planned or completed.

         The fund expects its venture capital investments to fall largely within one of three categories--"late-stage," "pre-IPO," or private financings of already public companies. The fund considers a company to be late-stage if it has already developed infrastructure and has commenced generating revenues.
These companies are unlikely to be profitable at this stage. It is anticipated that late-stage companies will require one to three years to either have an initial public offering, enter into a merger, or be acquired.

         A pre-IPO company is somewhat more developed than a late-stage company.
Also known as "bridge financings," the fund believes these are situations in which a public offering or acquisition is possible within a one-year period.
Both late-stage and pre-IPO companies will typically have small market capitalizations and limited or no liquidity. Even after an initial public offering, liquidity may be limited and the fund may be subject to contractual limitations on its ability to sell shares.

         For a variety of reasons, a company that is already public may choose to raise additional capital through a private placement. These might include lower costs of distribution or greater time-to-market. In most cases, these securities have provisions to become freely tradable within a relatively short period of time after the offering. However, liquidity may be limited and, similar to a pre-IPO, the fund may be subject to contractual limitations on its ability to sell shares.

         The fund may invest up to 5% of its total assets in securities of investment funds that invest primarily in venture capital companies. These investments may involve relatively high fees, including a performance fee or "carry" (and the fund will be indirectly paying fees to the manager of these investment funds and to the subadviser on the same assets) and a high degree of risk. See "Risk Factors - Venture Capital funds."

         During the initial investment period, the fund may invest up to 10% of its total assets in shares of exchange-traded funds that seek to track technology or other stock indices. These funds pay certain fees and expenses, which will be indirectly borne by the fund and its shareholders.

         The fund may invest in securities of foreign issuers, either directly or through investments in depositary receipts. The fund may not invest more than 25% of its total assets in foreign securities, but this limit does not apply to investments in depositary receipts. Depositary receipts are certificates issued by a bank or other financial institution that evidence the right to receive the underlying foreign security. Investments in foreign securities involve certain risks in addition to those of technology companies generally. These risks are discussed under "Risk Factors."

         The limitations on the percentage of the fund's assets that may be invested in securities of venture capital companies, venture capital funds and securities of foreign issuers apply only at the time of investment by the fund.
The fund will not be required to reduce its investments in these securities if a percentage limit is exceeded as a result of changes in the value of these investments or the fund's other portfolio securities.

                                       13


Investment Rationale

         Since the invention and initial commercialization of the computer in the mid-twentieth century, the pace of technological advancement has continued at a rate greater than originally anticipated. Moore's Law, postulated more than 30 years ago by Gordon Moore - one of the co-founders of Intel - called for advances in technology to double the price and performance of technology every 18 months. This theory, which has held up throughout the last part of the twentieth century, is expected to continue well into the twenty-first century.
This suggests that various sectors of technology will grow in relative importance to the general economy for at least the foreseeable future.

         The best illustration of Moore's Law is the history of computing. Once computers became commercially viable in the 1960s, mainframe computers reigned as the dominant form of computing technology for nearly two decades, a trend that lasted well into the 1970s. Minicomputers surpassed mainframes from the mid-1970s into the 1980s, only to be themselves antiquated by the personal computer, which appeared in the mid-1980s and continues to dominate computing technology into the new millennium. Our investment team believes the tech world is on the verge of the next generation of computer technology, which we term
"Net-centric computing."

         These historical shifts in computing technology have often coincided with significant changes in industry leadership. Some of the companies that have emerged as today's technology leaders didn't even exist as recently as ten years ago (industry leaders such as Microsoft, Cisco Systems, and EMC are products of the 1980s). Now, with our belief that the pace of technology will continue to accelerate, we believe that many of tomorrow's leaders are just beginning to emerge.

         The fund seeks to identify and invest in those leading companies that will develop, market, and/or implement the next generation of computing technology. Areas that the adviser and sub-adviser believe offer the greatest growth potential include:

         >> Internet and new media

         >> Broadband and fiber optics

         >> Digital consumer electronics

         >> Biometric software

Hedging

         The fund may seek to hedge portfolio risk through the use of financial instruments known as derivatives. A derivative is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (such as interest rates or currency exchange rates), security, commodity or other asset. The fund will use a specific type of derivative only after consideration of, among other things, how the derivative instrument serves the fund's investment objective and the risk associated with the instrument. The fund may use derivatives only for the purposes of hedging portfolio risk and cash management.

         The fund may buy or sell put or call options on transferable securities to hedge against adverse movements in the prices of securities held in the fund's portfolio. The fund may buy or sell these options if they are traded on options exchanges or over-the-counter markets and will enter into transactions only with broker-dealers that are reputable financial institutions and that specialize in these types of transactions, make markets in these options, or are participants in over-the-counter markets. A put option gives the purchaser of the option the right to sell, and obligates the writer of the put option to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer of the call option to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option.


                                       14


         The subadviser will consider changes in foreign currency exchange rates in making investment decisions about foreign securities. As one way of managing exchange rate risk, the fund may, but is not required to, enter into forward currency exchange contracts (agreements to purchase or to sell U.S. dollars or foreign currencies at a future date). A forward contract may help reduce the fund's losses on securities denominated in a currency other than U.S. dollars, but it may also reduce the potential gain on the securities depending on changes in the currency's value relative to the U.S. dollar. See "Additional Investment
Policies -- Other Operating Policies -- Foreign Currency Transactions" in the
SAI.

         Non-Diversification As a non-diversified investment company, the fund faces few regulatory restrictions on the proportion of its total assets it may invest in the securities of any one company, or on the proportion of its total assets it allocates to control interests in companies. However, the fund does not intend to invest more than 25% of its total assets in the securities of any one company. Similarly, the fund does not intend to invest more than 25% of its total assets in controlling interests in companies. Market fluctuations could cause these limits to be exceeded.

Borrowing; Use of Leverage

         The fund is authorized to borrow money in an amount up to 5% of its total assets (giving effect to the amount borrowed) in order to meet repurchase requests, for other cash management purposes and to fund the purchase of portfolio securities for a period of not longer than 30 days. The fund may not purchase additional portfolio securities while borrowings exceed 5% of its total assets. The fund is not authorized to borrow for long-term financial leverage purposes. Borrowing by the fund involves certain risks for shareholders.

         The board of trustees of the fund may modify the fund's policies with respect to borrowing, including the percentage limitations, the purposes of borrowings and the length of time that portfolio securities purchased with borrowed money may be held by the fund. Management of the fund has no current intention of requesting any such modifications. See "Risk Factors -- Borrowing" and "Additional Investment Policies -- Fundamental Policies" in the SAI.

Fixed Income Securities

         The portion of the fund's portfolio invested in venture capital companies may include, without limitation, investments in private fixed income securities of private or public companies. These securities may be of any credit quality. In addition, the fund may invest up to 10% (measured at the time of investment) of its total publicly-traded assets in all types of fixed income securities of any maturity. These securities may be rated as low as "CC" or "Ca" by a nationally recognized rating agency, or deemed by the adviser or subadviser to be of equivalent credit quality. Credit quality is determined at the time of investment only.

Investment Decisions Based Upon Extensive Firm-Level Research

         The investment team employs a "bottom-up" research approach to select the fund's portfolio holdings - one security at a time - rather than using a "top-down" or sector selection investment strategy. This process involves focusing on the potential growth of a company's products, the quality and depth of its management team, its balance sheet, and its potential profitability. The team, which has been analyzing technology companies since the mid-1970s, adheres to a long-term investment philosophy.


                                       15


         The investment team believes that different businesses have different inherent profitability levels, even within the same general technology area.
Through discussions with management, competitors, vendors, and customers -both public and private - members of the investment team construct individual long-term business models. In many cases, current profitability levels do not reflect the longer-term prospects, providing investment opportunities. Among the considerations that impact the characteristics of a given company are:

         >> Quality of management

         >> Growth prospects

         >> Competitive advantages and potential future technologies

         >> Attractive valuations, particularly relative to competitors, history, anticipated earnings and cash flow

         >> Worldwide served and available market sizes

         >> Financial strength

         >> Product transitions that are frequently difficult to accomplish

         >> Sales and marketing channels

         >> Commodity versus proprietary products and services offered

Circumstances under which the Fund will sell a security

         When the investment team purchases a new security, it immediately establishes a "fair value" for the security. That price, established as the initial sell target, is constantly reevaluated as new, incremental information is incorporated into the fair value calculation. While the most obvious information comes from management pronouncements, quarterly earnings reports, and competitor's comments, much of the information comes from industry sources.

         As more information becomes available, it is used to recalculate that company's fair value against its current valuation. If the information has been anticipated, no changes are made to the company's fair value. Sometimes, however, new incremental information may lead to significant changes in the calculated fair value of a company. Events such as acquisitions, strategic alliances, product introductions, new competition, management defections, and slowing revenue growth may lead to significant changes in a company's valuation calculation.

         The fund may also be forced to sell securities to meet its quarterly share repurchase obligation. As a result, the annual portfolio turnover of the fund may exceed 100%. A high portfolio turnover rate will increase the fund's expenses. On the other hand, the fund may invest a significant portion of its assets in venture capital securities having very little liquidity. The fund may be forced to retain these assets even if the fund's investment strategies indicate that the assets should be sold. See "Risk Factors - Restricted and Illiquid Securities."

Defensive Measures

         The fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the fund from achieving its investment objective.


                                       16


The Fund May Change Its Investment Strategies

         The fund may change any of the investment strategies outlined above, and may change the definition of small and medium-sized companies, if the fund's board of trustees believes doing so is consistent with the fund's investment objective of long-term growth of capital. The fund's investment objective is non-fundamental policy and may be changed without the approval of shareholders.

                             MANAGEMENT OF THE FUND

         The board of trustees provides broad supervision over the affairs of the fund.

         The fund's investment adviser is John Hancock Advisers, Inc. (the
"adviser"), located at 101 Huntington Avenue, Boston, Massachusetts 02199. The adviser, together with its affiliates, specializes in asset management for individuals and corporations and has extensive experience in evaluating and investing in common stock portfolios. The adviser was organized in 1968 and has, as of June 30, 2000, approximately $30 billion of assets under management. The adviser is a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a wholly owned subsidiary of John Hancock Life Insurance Company. John
Hancock Life Insurance Company is one of the largest life insurance companies in the United States and carries Standard & Poor's and AM Best's highest ratings.
Founded in 1862, John Hancock Life Insurance Company has been serving clients for over 125 years.

         The fund has entered into an investment advisory agreement with the adviser, pursuant to which the adviser, in conjunction with the subadviser, will: (a) furnish continuously an investment program for the fund and determine, subject to the overall supervision and review of the trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the fund's operations except those which are delegated to a custodian, transfer agent or other agent. The adviser will not be liable to the fund except for willful malfeasance, bad faith, gross negligence, or reckless disregard of its duties and obligations.

         The adviser will also perform certain legal and accounting functions for the fund under an agreement between the fund and the Investment adviser (the
"legal and accounting services agreement"). Under the terms of the legal and accounting services agreement, the adviser provides services to the fund (to the extent such services are not provided to the fund pursuant to other agreements) including (a) providing supervision of the fund's non-investment operations, (b) providing the fund with personnel as are reasonably necessary to provide the fund with legal, accounting and clerical services, (c) arranging for the preparation, at the fund's expense, of the fund's tax returns, reports to shareholders and reports filed with the SEC and other regulatory authorities,
(d) providing the fund with adequate office space and certain related office equipment and services, and (e) maintaining all of the fund's records other than those maintained pursuant to such other agreements.

         The subadviser is American Fund Advisors, Inc. (the "subadviser"). The principal business address of the subadviser is 1415 Kellum Place, Suite 205, Garden City, New York 11530. The subadviser was incorporated as an investment advisor in 1978 and began its relationship with John Hancock Advisers in 1991.
The subadviser has been managing mutual funds, private accounts, and partnerships since 1979. Current assets under management of nearly $3 billion are concentrated in the technology sector, with investments in both public and private companies. The three principals of the subadviser, Barry J. Gordon, chairman and president, Marc H. Klee, CFA, executive vice president, and Alan J.
Loewenstein, CFA, senior vice president, have a combined 74 years of experience as analysts and portfolio managers. The subadviser's "bottom-up" investment philosophy stresses construction of business models for companies, believing that valuation is a function of the inherent long-term profitability of a company.

         The Adviser has entered into a sub-advisory agreement with the subadviser, under which the subadviser, subject to the review of the fund's board of trustees and the overall supervision of the adviser, is responsible for providing the fund with investment advice. Pursuant to the sub-advisory agreement, the subadviser provides day-to-day portfolio management of the Fund.
The subadviser furnishes the adviser and the fund with investment advice and recommendations consistent with the investment policies, objectives and restrictions of the Fund. The subadviser pays its own costs of maintaining staff


                                       17


and personnel necessary for it to perform its obligations under the sub-advisory agreement, expenses of its office rent, telephone, telecommunications and other facilities required by it to perform services and any other expenses, including legal, audit and professional fees and expenses, incurred by it in connection with the performance of its duties under the sub-advisory agreement. The subadviser will not be liable to the fund except for willful malfeasance, bad faith, gross negligence, or reckless disregard of its duties and obligations.


Compensation and Expenses

         Under the advisory agreement, the fund will pay to the adviser monthly, as compensation for the services rendered and expenses paid by it, a fee equal on an annual basis to 2.00% of the fund's average daily net assets. The management fee payable by the fund to the adviser is higher than the fees paid by most U.S. investment companies. The adviser has agreed to limit fund expenses to 3.00% of the fund's average daily net assets at least until ________________.
The adviser, not the fund, pays the subadviser a monthly management fee on an annual basis equal to 0.10% of the fund's average daily net assets during the first year and 0.40% of the fund's average daily net assets for each year thereafter.

         Pursuant to the legal and accounting services agreement, the fund will reimburse the adviser for: (1) a portion of the compensation of officers and employees of the adviser based upon the amount of time that these persons spend in providing accounting and legal services to the fund; (2) other direct and indirect expenses incurred on behalf of the fund; and (3) 10% of the reimbursement amount. The monthly fee under the legal and accounting services agreement is estimated to be less than 0.02% annually of the fund's average daily net assets.

Duration and Termination; Non-Exclusive Services

         Unless earlier terminated as described below, the advisory agreement and the sub-advisory agreement each will remain in effect for one year from the date of its execution and from year to year thereafter if approved annually (1) by a majority of the non-interested trustees of the fund and (2) by the board of trustees or by a majority of the outstanding voting securities of the fund. Each advisory agreement may be terminated without penalty on 60 days' written notice by either party thereto or by vote of a majority of the outstanding voting securities of the fund and will terminate in the event it is assigned (as defined in the 1940 Act). The services of the adviser and subadviser are not exclusive. Nothing in the relevant advisory agreements will prevent any of them or their affiliates from providing similar services to other investment companies and other clients (whether or not their investment objectives and policies are similar to those of the fund) or from engaging in other activities.

Portfolio Managers

Barry J. Gordon is Chairman and President of American Fund Advisors. He has been working as an analyst and portfolio manager since 1971, and been involved in technology investments since 1976. He co-founded American Fund Advisors in 1978, and was portfolio manager of National Aviation & Technology Fund (1973) and co-portfolio manager of National Telecommunications & Technology Fund (1983) prior to their merging together as John Hancock Technology Fund. He is also co-portfolio manager of the various private accounts managed by American Fund
Advisors and has been involved in financing private technology companies since
1975.

Education: University of Miami, B.B.A. in Marketing, 1967; Hofstra University,
MBA in Finance, 1970

Years Experience:  29

                                       18


Marc H. Klee, CFA is Executive Vice President of American Fund Advisors. After working at U.S. Trust Company and Fidelity Management & Research, he joined
American Fund Advisors in 1981 as Vice President. He has been following technology-related companies since 1978. In addition to acting as co-portfolio manager of the John Hancock Technology Fund and its predecessor since its inception in early 1983, he is co-portfolio manager of the various private accounts managed by American Fund Advisors and has been investing in private technology companies since 1981.

Education: State University of New York at Stony Brook, BA in Economics, 1975;
Wharton School, University of Pennsylvania, MBA in Finance, 1977

Years Experience:  23

Alan J. Loewenstein, CFA is Senior Vice President of American Fund Advisors.
Formerly a technology analyst at Fidelity Union Bank in New Jersey, Mr.
Loewenstein joined American Fund Advisors in 1983. In addition to being a member of the portfolio team on the John Hancock Technology Fund, he is co-portfolio manager for the Company's private accounts. He has had experience investing in private companies since 1983.

Education: Rutgers University, BA in Mathematics, 1976; Rutgers University, MBA in Finance, 1978

Years Experience:  22

Expenses of the Fund

         The fund pays a management fee to the adviser plus all its expenses other than those assumed by the adviser. In addition to the payments to the adviser under the advisory agreement, the fund pays certain other costs, including, but not limited to, any and all expenses, taxes and governmental fees incurred by the fund; the expenses of organizing the fund, of initially registering the shares of the fund under the Securities Act of 1933 and of qualifying the shares for sale under state securities laws for the initial offering and sale of shares; the compensation and expenses of trustees who are not interested persons of the adviser, and of independent advisers, independent contractors, consultants, managers and other unaffiliated agents employed by the fund other than through the adviser; legal, accounting and auditing fees and expenses of the fund (including the allocable portion of the costs of its employees rendering such services to the fund); the fees or disbursements of custodians and depositories of the fund's assets, transfer agents, disbursing agents, plan agents and registrars; the cost of preparing and mailing dividends, distributions, reports, notices and proxy materials to shareholders of the fund;
brokers' commissions and underwriting fees; insurance premiums on fidelity, errors and omissions and other coverages; and the expense of periodic calculations of the net asset value of the shares of the fund. The fund also pays a shareholder servicing fee to certain broker-dealers providing shareholder account services to the fund. The fund's average daily net asset value is determined for the purpose of calculating the management fee by taking the average of all the daily determinations of net asset value (total assets less all liabilities) during a given calendar month. The fees are payable for each calendar month as soon as practicable after the end of that month.

                                REPURCHASE OFFERS

         The fund expects a substantial portion of its investments to be illiquid and does not intend to maintain a significant cash position. For this reason, the fund is structured as a closed-end fund, which means that you will not have the right to redeem your shares on a daily basis. In addition, the fund does not expect any trading market to develop for its shares. As a result, if you invest in the fund you will have limited opportunity to sell your shares.


                                       19


         To provide you with a degree of liquidity, and the ability to receive net asset value on a disposition of your shares, the fund will make quarterly offers to repurchase its shares. The repurchase offers will be limited to a specified percentage of the fund's outstanding shares. Shares will be repurchased at their net asset value. The fund intends to commence the first quarterly repurchase offer in ________, 2000 and to complete it in __________, 2000. The quarterly offers will be made in accordance with a fundamental policy of the fund that may be changed only with the approval of the fund's shareholders.

The Fund Will Offer to Repurchase 5% of Its Outstanding Shares Each Quarter

         Each quarter, the fund will offer to repurchase 5% of the number of shares outstanding on the date repurchase requests are due. The fund's board of trustees may establish a larger percentage for any quarterly repurchase offer.
However, the percentage will not be less than 5% or more than 25% of the shares outstanding on the date repurchase requests are due.

         The fund intends to commence the first quarterly repurchase offer in _______ 2000 and to complete it in ________ 2000. Thereafter, quarterly repurchase offers will commence each March, June, September and December and will be completed in the following month.

         When a repurchase offer commences, the fund will send a notification of the offer to shareholders via their financial intermediaries. The notification will specify, among other things:

         >> the percentage of shares that the fund is offering to repurchase.
            This will ordinarily be 5%.

         >> the date on which a shareholder's repurchase request is due. This will ordinarily be the second Friday of the following month.

         >> the date that will be used to determine the fund's net asset value applicable to the share repurchase. This is generally expected to be the day on which requests are due.

         >> the date by which shareholders will receive the proceeds from their share sales.

         >> the net asset value of the common shares of the fund as of a date no more than seven days before the date of the notification.

         The fund intends to send this notification approximately 30 days before the due date for the repurchase request. The notification will never be sent less than 21 or more than 42 days in advance. Your shares of the fund must be held through a selected broker or dealer. Certificated shares will not be available, and you will not be able to receive repurchase offers directly from the fund. Your selected broker or dealer may require additional time to mail the repurchase offer to you, to process your request, and to credit your account with the proceeds of any repurchased shares.

         The due date for repurchase requests is a deadline that will be strictly observed. If your intermediary fails to submit your repurchase request in good order by the due date, you will be unable to liquidate your shares until a subsequent quarter, and you will have to resubmit your request in that quarter. You should be sure to advise your intermediary of your intentions in a timely manner. You may withdraw or change your repurchase request at any point before the due date.

The Fund's Fundamental Policies About Share Repurchases

         The fund has adopted the following fundamental policies in relation to its share repurchases which may only be changed by a majority vote of the outstanding voting securities of the fund:

                                       20


         >> as stated above, the fund will make share repurchase offers every three months, in accordance with Rule 23c-3 under the 1940 Act, as amended from time to time, commencing _________ 2000;

         >> 5% of the fund's outstanding common shares will be subject to the repurchase offer, unless the board of trustees establishes a different percentage, which must be between 5% and 25%;

         >> the repurchase request due dates will be the second Friday of each
            January, April, July and October (or the preceding business day if that day is a New York Stock Exchange holiday); and

         >> there will be a maximum 14 day period between the due date for each repurchase request and the date on which the fund's net asset value for that repurchase is determined.

Pro-Rata Purchases of Shares if a Repurchase Offer is Oversubscribed

         There is no minimum number of shares that must be tendered before the fund will honor repurchase requests. However, the percentage determined by the board of trustees for each repurchase offer will set a maximum number of shares that may be purchased by the fund. If a repurchase offer by the fund is oversubscribed, the fund may, but is not required to, repurchase additional shares, but only up to a maximum amount of 2% of the outstanding shares of the fund. If the fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender an amount of shares greater than that which the fund is entitled to purchase, the fund will repurchase the shares tendered on a pro-rata basis.

         If pro-ration is necessary, the fund will send a notice of pro-ration to selected brokers and dealers on the business day following the due date. The number of shares each investor asked to have repurchased will be reduced by the same percentage. If any shares that you request to have repurchased by the fund are not repurchased because of pro-ration, you will have to wait until the next repurchase offer, and your repurchase request will not be given any priority over other shareholders' requests. Thus, there is a risk that the fund may not purchase all of the shares you want to sell in a given quarter or in any subsequent quarter. In anticipation of the possibility of pro-ration, some shareholders may tender more shares than they want to have repurchased in a particular quarter, thereby increasing the likelihood of pro-ration. There is no assurance that you will be able to sell as many of your shares as you want to sell.

         The fund may suspend or postpone a repurchase offer in limited circumstances, but only with the approval of a majority of the board of trustees, including a majority of independent trustees. See "Additional
Investment Policies - Other Operating Policies - Share Repurchases" in the SAI.

Determination of Repurchase Price

         The repurchase price payable for a repurchased share will be equal to the share's net asset value on the date specified in the notice. The fund's net asset value per share may change substantially in a short time as a result of developments at the companies in which the fund invests. Changes in the fund's net asset value per share may be more pronounced and more rapid than with other funds because of the fund's emphasis on small companies and venture capital companies that are not publicly traded. The fund's net asset value per share may change materially between the date a repurchase offer is mailed and the due date, and it may also change materially shortly after a repurchase is completed.
The method by which the fund calculates net asset value is discussed under the caption "Calculation of Net Asset Value."


                                       21


Payment

         The fund expects to repurchase shares on the next business day after the net asset value determination date. Proceeds will be distributed to intermediaries as specified in the repurchase offer notification, usually on the third business day after repurchase. In any event, the fund will pay repurchase proceeds no later than seven days after the net asset value determination date.

Impact of Repurchase Policies on the Liquidity of the Fund

         From the time the fund distributes each repurchase offer notification until the net asset value determination date, the fund must maintain liquid assets at least equal to the percentage of its shares subject to the repurchase offer. For this purpose, liquid assets means assets that may be disposed of in the ordinary course of business at approximately the price at which they are valued or that mature by the repurchase payment date. The fund is also permitted to borrow money to meet repurchase requests. Borrowing by the fund involves certain risks. See "Risk Factors - Borrowing."

In-Kind Repurchases

         Under normal conditions, the fund intends to repurchase its shares for cash. However, the fund reserves the right to pay for all or a portion of its repurchased shares with an in-kind distribution of a portion of its portfolio securities.

Consequences of Repurchase Offers

         The fund believes that repurchase offers generally will benefit the fund's shareholders, and generally will be funded from available cash or sales of portfolio securities. However, if the fund borrows to finance repurchases, interest on that borrowing will increase the fund's expenses and will reduce any net investment income. To the extent the fund finances repurchase proceeds by selling fund investments, the fund will hold a larger proportion of its total assets in highly liquid securities. From time to time, commencing at least 30 days after the closing of this offering, the fund may offer new shares continuously, which may alleviate these potential consequences, but there is no assurance that the fund will be able to attract new investments or raise new cash.

         Repurchase offers provide shareholders with the opportunity to dispose of shares at net asset value. The fund does not anticipate that a secondary market will develop, but if a secondary market were to develop, it is possible that shares would trade in that market at a discount to net asset value. The existence of periodic repurchase offers at net asset value may not alleviate this discount.

         Repurchases of the fund's shares will tend to reduce the number of outstanding shares and, depending upon the fund's investment performance and its ability to sell additional shares in a continuous offering, its net assets. A reduction in the fund's net assets will tend to increase the fund's expense ratio.

         In addition, the repurchase of shares by the fund will be a taxable event to shareholders. For a discussion of these tax consequences, see "Taxes."



                         CALCULATION OF NET ASSET VALUE

         The fund will compute its net asset value on each business day as of the close of regular trading on the New York Stock Exchange, which is generally
4:00 p.m. New York time. Securities owned by the fund will be valued at current market prices. If reliable market prices are unavailable (e.g., in the case of the fund's venture capital investments), securities will be valued at fair value as determined in good faith in accordance with procedures approved by the fund's board of trustees. The fund may also value securities at fair value if the value


                                       22


of the securities has been materially affected by events occurring after the close of a foreign market. Foreign stocks or other securities held by the fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. Therefore, the fund's net asset value may change on days when the fund is not priced.

         Venture capital investments will be valued at fair value, which will be cost unless the adviser determines, pursuant to the fund's valuation procedures, that such a valuation is no longer fair or appropriate. For example, valuation at cost may no longer be appropriate following (1) the issuance by venture capital companies of similar securities, (2) transactions among third parties at different prices, or (3) an initial public offering by a venture capital company in which the fund has invested. In these situations, the fund's investment will be revalued in a manner that the adviser, following procedures approved by the board of trustees, determines best reflects its fair value.

         When the fund holds securities of a class that has been sold to the public, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale. Fair value represents a good faith approximation of the value of an asset and will be used where there is no public market or possibly no market at all for a company's securities. The fair values assigned one or more of the fund's investments may not, in retrospect, be the prices at which those investments could have been sold while those fair values were used in determining the fund's net asset value. As a result, the fund's issuance or repurchase of its shares at net asset value at a time when it owns securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing shareholders. All fair value determinations by the adviser are subject to ratification by the board of trustees.

         Expenses of the fund, including the adviser's investment management fee and the costs of any borrowings, are accrued daily and taken into account for the purpose of determining net asset value.

         The net asset value per share is computed by dividing (1) the net asset value of the fund by (2) the number of shares then outstanding. The net asset value per share will be rounded up or down to the nearest cent. You may obtain the fund's daily net asset value per share by calling (800) _______ or by visiting the adviser's Internet website (http://www.jhfunds.com). The fund also intends to publish its net asset value once weekly in various financial periodicals.

                          SHARES OF BENEFICIAL INTEREST

         The fund is authorized to issue 100 million shares of beneficial interest, all of one class of shares, without par value. The board of trustees is authorized to classify and reclassify any unissued shares of beneficial interest from time to time by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemptions of these shares. The board of trustees is also authorized to increase or decrease the number of shares the fund is authorized to issue.

         Each share is entitled to one vote at all meetings of shareholders. The fund does not intend to hold annual meetings of shareholders. Shareholders do not have preemptive, subscription or conversion rights, and are not liable for further calls or assessments. Shareholders are entitled to receive dividends only if and to the extent declared by the board of trustees and only after the board has provided for working capital and reserves as the board, in its sole discretion, deems advisable. Shares are not available in certificated form, and shares must be held through a selected broker or dealer.

         In general, any action requiring a vote of the holders of the Shares of the fund will be effective if taken or authorized by the affirmative vote of a majority of the aggregate number of the Shares entitled to vote thereon, except that conversion of the fund to an open-end investment company requires the affirmative vote of two-thirds of the aggregate number of Shares entitled to vote thereon.


                                       23


         In the event of any voluntary or involuntary liquidation, dissolution or winding up of the fund, after payment of all of the liabilities of the fund, the shareholders are entitled to share ratably in all the remaining assets of the fund.

                               DISTRIBUTION POLICY

         Dividends will be paid annually on the common shares in amounts representing substantially all of the fund's net investment income, if any, earned each year. Payments on the common shares will vary in amount, depending on the fund's investment income received and expenses of operation. It is likely that many of the companies in which the fund invests will not pay any dividends, and this, together with the fund's relatively high expenses, means that the fund is unlikely to have income or pay dividends. The fund is not a suitable investment if you require regular dividend income.

         Substantially all of any taxable net capital gain realized on investments will be paid to common shareholders at least annually. The net asset value of each share that you own will be reduced by the amount of the distributions or dividends that you receive from that share.

Automatic Reinvestment Plan

         The automatic reinvestment plan is available to any holder of the fund's common shares who wants to purchase additional shares using dividends and/or capital gain distributions paid by the fund. You may elect to:

         >> reinvest both dividends and capital gain distributions;

         >> receive dividends in cash and reinvest capital gain distributions;
            or

         >> receive both dividends and capital gain distributions in cash.

         Your dividends and capital gain distributions will be reinvested if you do not instruct your broker or dealer otherwise.

         Shares will be issued to you at their net asset value on the ex-dividend date. There is no sales charge or other charge for reinvestment. You are free to change your election at any time by contacting your broker or dealer, who will inform the fund. Your request must be received by the fund before the record date to be effective for that dividend or capital gain distribution.

                                      TAXES

         The fund intends to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the fund will generally be exempt from federal income taxes on net investment income and capital gains distributed to shareholders, as long as at least 90% of the fund's investment income and net short-term capital gains are distributed to shareholders each year.

         Dividends from net investment income and distributions from net short-term capital gain are taxable as ordinary income. These dividends may, to the extent attributable to dividends received by the fund from U.S.
corporations, be eligible for a 70% dividends-received deduction for shareholders that are corporations. Distributions from net capital gain are taxable as long-term capital gain, regardless of how long the shares have been held by the shareholder, and are not eligible for the dividends-received deduction. The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional fund shares.


                                       24


         When you sell fund shares or have shares repurchased by the fund, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you have held your shares for more than one year, or as a short-term capital gain or loss if you have held your shares for one year or less. However, if you sell fund shares on which a long-term capital gain distribution has been received and you have held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

         The fund does not intend to operate in a manner that would permit the fund to "pass-through" to its shareholders a credit for foreign taxes, if any, payable by the fund.

         Each January, you will be sent information on the tax status of any distribution made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

                           HOW TO PURCHASE FUND SHARES

Initial Offering

         The fund has entered into a distributing agreement with the distributor, John Hancock Funds, Inc., the fund's principal underwriter. The distributor, which is an affiliate of, and shares the same address as, the fund's adviser, is offering the fund's shares on a best efforts basis. This offering will be made through a group of brokers and dealers selected by the distributor. In the initial offering the fund intends to raise approximately
$____ million of net proceeds. Common shares are offered at $24.25 per share plus a sales charge of up to $0.75 per share payable to the selected broker or dealer who arranges the sale. The maximum offering price is $25.00 per share.
Reductions in the sales charge are available depending upon the amount of your purchase:

                                                                        Total Offering
Amount Of Purchase                        Sales Charges Per Share       Price Per Share
------------------                        -----------------------       ---------------

Under $500,000                                     $0.75                    $25.00
$500,000 but less than $1 million                   0.50                     24.75
$1 million or more                                  0.25                     24.50


         The fund must receive your payment for shares purchased in the initial public offering by __________, 2000, unless the offering is extended by the distributor. You should consult with your broker or dealer to make sure that this deadline is met.

         The fund will have the sole right to accept orders to purchase shares and reserves the right to reject any order in whole or in part.

         The adviser and/or the distributor will pay an additional sales commission from its own resources to each selected broker or dealer equal to $0.25 for each share sold in the initial offering by that selected broker or dealer. In addition, the fund will pay each selected broker or dealer that is not affiliated with the fund or the adviser a shareholder servicing fee at an annual rate of 0.50% of the net asset value of the outstanding shares owned by customers of that broker or dealer, as described below.

         John Hancock has retained PaineWebber Incorporated to provide it with advice in connection with the structuring of the initial offering. John Hancock will pay PaineWebber Incorporated a structuring fee of approximately $________.
PaineWebber Incorporated is also participating in the initial offering as a selected broker-dealer and will be paid the sales commissions described above on shares sold by it in the initial offering.


                                       25


         No market exists for the fund's shares. The fund's shares will not be listed on any securities exchange, and the fund does not expect a secondary market to develop for its shares. Neither the distributor, nor any broker or dealer selected by the distributor to participate in the initial offering of the fund's shares, intends to make a market in the fund's shares.

         The fund has agreed to indemnify the distributor, and the distributor has agreed to indemnify each selected broker and dealer, against certain liabilities, including liabilities under the Securities Act of 1933.

Continuous Offering

         If the fund raises net proceeds of less than $____ million in the initial offering, then, not less than 30 days after the closing of the initial offering, the fund may commence a continuous offering of its shares through selected brokers and dealers at a price equal to their net asset value plus a maximum sales charge of 3%. Any such continuous offering, if commenced, may be discontinued when the fund's total assets reach $____ million or at any other time. The fund may commence other continuous offerings from time to time in the future. Any such continuous offering, if commenced, may be discontinued at any time without notice. During any continuous offering of the fund's shares, shares of the fund may be purchased only from selected brokers and dealers.

         During any continuous offering, the fund's shares will be offered at a price equal to the net asset value per share plus a maximum sales charge of 3%.
This sales charge will be applied as follows:


                                               Sales Charges                    Dealer Reallowance
Amount Of Purchase                      (percentage of offering price)    (percentage of offering price)*
------------------                      ------------------------------    -------------------------------

Under $500,000                                    3.00%                             4.00%
$500,000 but less than $1 million                 2.00%                             3.00%
$1 million or more                                1.00%                             2.00%

         *As described above under "Initial Offering," the adviser and/or the distributor will pay an additional sales commission to selected brokers and dealers equal to 1% of the net asset value of each share sold.

         The purchase price for fund shares will be based upon the net asset value next calculated after the distributor accepts your request. Purchase orders received by a selected broker or dealer by the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., New York time) and accepted by the distributor before 5:00 p.m., New York time, on the same day will be executed at the net asset value per share calculated as of the close of that day's regular trading on the NYSE. If your purchase order is received after the times indicated above, your order will be executed at the net asset value per share calculated as of the close of regular trading on the NYSE the next business day.

         If the fund commences a continuous offering, reductions in the sales charge may also be available depending upon the total cost of the shares you purchase. A right of accumulation may allow you to combine the total cost of the shares you purchase in the initial offering and in any future continuous offerings to permit you to have the benefit, if you qualify, of a reduced sales charge for your then current share purchase. However, the total cost of the shares owned by you will only be taken into account in orders placed through a broker or dealer if you (1) notify your broker or dealer that you want to take advantage of the right of accumulation and (2) provide sufficient information to permit confirmation of the total cost of the fund shares you own when the subsequent purchase is made.


                                       26


Shareholder Servicing Fee

         The fund may pay selected brokers and dealers including affiliates of the fund or the adviser a shareholder servicing fee to compensate them for providing shareholder services and for the maintenance of accounts. These services include providing information and responding to shareholder questions about the structure of the fund, the availability of shares in any continuous offering, and repurchase offers. The shareholder servicing fee is payable quarterly at an annual rate of 0.50% of the value of the outstanding shares owned by customers of the broker or dealer. This fee is accrued daily as an expense of the fund.

Opening an Account With the Fund

         To make an investment in the fund, contact your financial advisor.
Accounts may be opened only through selected brokers and dealers. Shares are not available in certificated form. Shares may be transferred to an account at another broker or dealer only if the broker or dealer has entered into an agreement with the distributor relating to shares of the fund.

         The required minimum initial investment in the fund is $10,000.
Additional investments during a continuous offering, if any, must be at least
$1,000.

Sales at Net Asset Value

         Certain persons are eligible to purchase shares of the fund at net asset value, without payment of the front-end sales charge, and may hold shares directly with the fund. These persons are: (1) trustees and officers of the trust, directors and officers of its affiliates or selling broker-dealers;
employees or sales representatives of any of the foregoing; retired officers, directors or employees of any of the foregoing; a member of the immediate family
(spouse, children, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law, daughter, son-in-law, niece, nephew, grandparents and same sex domestic partner) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above; and
(2) a broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of fund shares in fee-based investment products or services made available to their clients.

                               GENERAL INFORMATION

         The fund is registered under the 1940 Act as a closed-end, non-diversified management investment company. The fund was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 6, 2000 and has no operating history. The fund's office is located at 101
Huntington Avenue, Boston, Massachusetts 02199 and its telephone number is (617)
___-_____. The fund's transfer agent, dividend disbursing agent and registrar is John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston MA
02217-1000.


                                       27


                            TABLE OF CONTENTS OF SAI

Additional Investment Policies.........................................    B-2
Trustees and Officers..................................................    B-7
Investment Advisory and Other Services.................................    B-
Experts................................................................    B-
Custodian, Shareholder Service Agent and Dividend Paying Agent ........    B-
Principal Underwriter Following Initial Public Offering ...............    B-
Brokerage Commissions .................................................    B-
Code of Ethics ........................................................    B-
Financial Statements ..................................................    B-
Appendix A.............................................................    B-





                                       28


                      JOHN HANCOCK VENTURE TECHNOLOGY FUND


             101 Huntington Avenue, Boston, Massachusetts 02199-7603

                                A Management Type
                           Non-Diversified, Closed-End
                               Investment Company


                    ----------------------------------------

                                  Common Shares
                                ($0.01 Par Value)


                    ----------------------------------------



                                   PROSPECTUS

                                 _________, 2000


Until ___________, 2000 (90 calendar days after the commencement of the offering), all dealers effecting transactions in these securities, whether or not participating in this offering, may be required to deliver a prospectus.
This delivery requirement is in addition to the obligation of the selected brokers and dealers to deliver a prospectus in connection with each sale made pursuant to this offering.

Investment Manager                               Shareholder Service Agent

John Hancock Advisers, Inc.                      [________]
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Portfolio Securities Custodian                   General Counsel

[________]                                       Hale and Dorr LLP
                                                 60 State Street
                                                 Boston, Massachusetts  02109




                                       29



                      JOHN HANCOCK VENTURE TECHNOLOGY FUND

                                __________, 2000

                       Statement Of Additional Information

                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                   (___) ___-____
                            Toll-Free (___) ___-____


         This statement of additional information ("sai") is not a prospectus.
This sai relates to and should be read in conjunction with the prospectus of John Hancock Venture Technology Fund (the "fund"), dated _________, 2000. A copy of the prospectus may be obtained by contacting the fund at the telephone numbers or address set forth above.

         The information in this sai is not complete and may be changed. The fund may not sell these securities until the registration statement filed with the Securities and Exchange Commission ("SEC") is effective. This sai is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                TABLE OF CONTENTS

Additional Investment Policies........................................    B-2
Trustees and Officers.................................................    B-7
Investment Advisory and Other Services................................    B-12
Experts...............................................................    B-12
Custodian, Shareholder Service Agent and Dividend Paying Agent .......    B-12
Principal Underwriter Following Initial Public Offering ..............    B-13
Brokerage Commissions ................................................    B-13
Code of Ethics .......................................................    B-10
Financial Statements .................................................    B-13
[Appendix A]..........................................................





                         ADDITIONAL INVESTMENT POLICIES


         The investment objective and principal investment strategies of the fund, as well as the principal risks associated with the fund's investment strategies, are set forth in the prospectus. Certain additional investment information is set forth below.

Fundamental Policies

         The fund's stated fundamental policies, which may not be changed without a vote of shareholders, are listed below. Within the limits of these fundamental policies, the fund's management has reserved freedom of action. The fund:

         (1) May not issue senior securities such as bonds, notes or other evidences of indebtedness, or otherwise borrow money, or issue preferred stock unless, immediately after issuance, the net assets of the fund provide asset coverage (as defined in the Investment Company Act of 1940 (the "1940 Act") of at least
                  300% with respect to indebtedness and at least 200% with respect to preferred stock.

         (2) May not engage in the business of underwriting securities, except to the extent it may be deemed to be engaged in such business by disposing of portfolio securities.

         (3)      May not,  with  limited  exceptions,  purchase  and sell  real
                  estate  directly,   but  may  do  so  through   majority-owned
                  subsidiaries,  so long as its real estate  investments  do not exceed 10% of the value of the fund's total assets.

         (4) May not lend portfolio securities to broker-dealers or other institutions, unless the fund's investment adviser, John
                  Hancock Advisers, Inc. (the "adviser") believes that these loans will benefit the fund. The borrower must maintain with the fund cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. Moreover, all such loans taken together cannot exceed 10% of the value of the total assets of the fund. The fund may make loans represented by repurchase agreements, so long as these loans do not exceed 10% of the value of the total assets of the fund.

         (5)      With respect to its share repurchases:

                  o the fund will make share repurchase offers approximately every three months (except under the circumstances described below beginning at page B-6), commencing ________, 2000, pursuant to Rule 23c-3 under the 1940 Act, as amended from time to time;

                  o 5% of the fund's outstanding common shares will be subject to each repurchase offer, unless the board of trustees establishes a different percentage, which must be between 5% and 25%;

                  o the repurchase request due dates will be the [second Friday of] each January, April, July and
                           October (or the preceding business day if that day is a New York Stock Exchange holiday); and

                  o there will be a maximum 14 day period between the due date for each repurchase request and the date on which the fund's net asset value for that repurchase is determined.


                                      B-2


         (6) May not invest more than 25% of its total assets in any one industry, except that the fund will invest at least 25% of the value of its total assets in securities of companies that rely extensively on technology in their product development or operations, except when investing for temporary defensive purposes.

         (7)      May  purchase  or sell  commodities  and  commodity  contracts
                  (including stock index, currency and other financial futures contracts and options on these futures contracts).

Other Operating Policies

         Lending of Portfolio Securities. During the time portfolio securities are on loan, the borrower pays the fund any dividends or interest paid on the securities. The fund may invest the collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. Loans made by the fund will generally be short-term. Loans are subject to termination at the option of the fund or the borrower. The fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the collateral to the borrower or placing broker. The fund does not have the right to vote securities on loan, but would terminate a loan and regain the right to vote if it were considered important to preserve or enhance the value of the securities. The fund may lose money if a borrower defaults on its obligation to return securities and the value of the collateral held by the fund is insufficient to replace the loaned securities. In addition, the fund is responsible for any loss that might result from its investment of the borrower's collateral.

         Foreign Securities. The fund may invest in commercial paper and certificates of deposit issued by foreign banks and may invest either directly or through American Depositary Receipts ("ADRs"), European Depositary Receipts
("EDRs"), or Global Depositary Receipts ("GDRs") (collectively, "depositary receipts") in other securities of foreign issuers. For a discussion of the risks associated with investments in foreign securities, see "Risk Factors - Foreign
Securities" in the Prospectus.

         Depositary receipts are instruments generally issued by domestic banks or trust companies that represent interests in a security of a foreign issuer.
ADRs, which are traded in dollars on U.S. exchanges or over-the-counter, are issued by domestic banks and evidence ownership of securities issued by foreign corporations. EDRs are typically traded in Europe. GDRs are typically traded in both Europe and the United States.

         Depositary receipts may be issued under sponsored or unsponsored programs. In a sponsored program, the issuer has made arrangements to have its securities traded in the form of a depositary receipt. In unsponsored programs, the issuers may not be directly involved in the creation of the program.
Although regulatory requirements with respect to sponsored and unsponsored depositary receipt programs are generally similar, the issuers of securities represented by unsponsored depositary receipts are not obligated to disclose material information in the United States. Therefore, the import of this information may not be reflected in the market value of these receipts.

         The fund may invest up to 25% of its total assets in foreign securities that it holds directly, but this 25% limit does not apply to foreign securities held through depositary receipts that are traded in the United States or to commercial paper and certificates of deposit issued by foreign banks. The limitation in the preceding sentence may be changed without a shareholder vote.

         Investment income received by the fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries that entitle the fund to a reduced rate of these taxes or exemption from taxes on this income. It is impossible to determine the effective rate of foreign tax in advance since the amounts of the fund's assets to be invested within various countries is not known.


                                      B-3


         Foreign Currency Transactions. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into. The fund will generally enter into forward foreign currency exchange contracts to fix the U.S.
dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for, or to hedge the U.S. dollar value of securities it owns.

         The fund may enter into a forward contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against the U.S. dollar. In this case the contract would approximate the value of some or all of the fund's portfolio securities denominated in that foreign currency.
Under normal circumstances, the fund will limit its position in forward contracts for a particular currency to not more than 75% of the fund's portfolio position in that currency as of the date the contract is entered into. Under extraordinary circumstances, the fund may enter into forward contracts for a particular currency that exceed this 75% limitation.

         The precise matching of forward contract amounts and the value of securities involved will not generally be possible since the future market value of these securities in foreign currencies will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, the fund may commit up to the entire value of its assets which are denominated in foreign currencies to the consummation of these contracts.
The adviser will consider the effect a substantial commitment of the fund's assets to forward contracts would have on the investment program of the fund and its ability to purchase additional securities.

         Except as set forth above, the fund will not enter into these forward contracts or maintain a net exposure to these contracts if the consummation of the contracts would obligate the fund to deliver an amount of foreign currency that exceeds (1) the value of the fund's portfolio securities or other assets denominated in that currency plus (2) the amount of cash and other liquid assets held by the fund.

         At the maturity of a forward contract to sell foreign currency, the fund may either (1) sell the portfolio security and make delivery of the foreign currency, or (2) retain the security and terminate its contractual obligation to deliver the foreign currency. The fund would terminate a forward contract to sell foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

         As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of this purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if the fund decides to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of a portfolio security if its market value exceeds the amount of foreign currency the fund is obligated to deliver. However, the fund may use liquid securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

         If the fund retains the portfolio security and engages in offsetting transactions, the fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If forward prices decline during the period between the fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. If forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.


                                      B-4


         The fund's transactions in forward foreign currency exchange contracts will be limited to those described above. Of course, the fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the adviser. Using forward contracts to hedge against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although contracts to sell foreign currency minimize the risk of loss due to a decline in the value of that currency, at the same time, they limit any potential gain that might result from an increase in the value of that currency.

         The fund will incur costs in converting between currencies. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

         Repurchase Agreements. The fund may enter into repurchase agreements with commercial banks and broker-dealers as a short-term cash management tool. A repurchase agreement is an agreement under which the fund acquires a security, generally a U.S. Government obligation, subject to resale at an agreed upon price and date. The resale price reflects an agreed upon interest rate effective for the period of time the fund holds the security and is unrelated to the interest rate on the security. The fund's repurchase agreements will at all times be fully collateralized.

         Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, a decline in value of the underlying securities and a loss of interest. Repurchase agreements are considered loans under the Investment Company Act of 1940 (the "1940 Act").

         Illiquid Securities. The fund may invest in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933, as amended (the "1933 Act")) and other securities that are not readily marketable. These may include restricted securities that can be offered and sold only to "qualified institutional buyers" in reliance on Rule 144A under the 1933 Act and commercial paper offered in reliance on Section 4(2) of the 1933 Act. There is no limit on the percentage of the fund's net assets that may be invested in illiquid securities, but the fund does not expect illiquid securities to ordinarily exceed 50% of the fund's net assets.

         Rights and Warrants. The fund may invest in common stock rights and warrants believed by the adviser to provide capital appreciation opportunities.
Common stock rights and warrants may be purchased separately or may be received as part of a unit or attached to securities purchased.

         Options on Securities and Securities Indices. The fund may purchase or write (sell) put and call options on any security in which it may invest or options on any securities index based on securities in which it may invest in an attempt to provide a market hedge against changes in the value of portfolio securities. The fund will not engage in options transactions for speculative purposes.

         Purchasing Call and Put Options. The fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the call option.
The fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle the fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset


                                      B-5


or hedge against a decline in the market value of the fund's securities. Put options may also be purchased by the fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

         Writing Call and Put Options on Securities. A call option written by the fund obligates the fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option written by the fund would obligate the fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date.

         Writing Call and Put Options on Securities Indices. The fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

         Risks of Trading Options. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
The successful use of protective puts for hedging purposes depends in part on the ability to predict future price fluctuations and the degree of correlation between the options and securities markets. The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price movements can take place in the underlying markets that cannot be reflected in the options markets. In addition to the risks of imperfect correlation between the fund's portfolio and the index underlying the option, the purchase of securities index options involves the risk that the premium and transaction costs paid by the fund in purchasing an option will be lost. This could occur as a result of unanticipated movements in the price of the securities comprising the securities index on which the option is based.

         There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option, or at any particular time. Transactions by the fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which the fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the adviser and subadviser. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

         Temporary Defensive Positions. In an attempt to respond to adverse market, economic, political, or other conditions, the fund may invest up to 100% of its assets in cash or cash equivalents including, but not limited to, commercial paper, bank certificates of deposit, bankers' acceptances or repurchase agreements for these securities, and securities of the U.S.
Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. The fund's investments in foreign cash equivalents will be limited to those that, in the opinion of the adviser, are comparable in credit quality to U.S. cash equivalents. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets that are subject to regulatory supervision by the U.S. Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.


                                      B-6


         Share Repurchases. The fund may not suspend or postpone a repurchase offer except pursuant to a vote of a majority of the trustees, including a majority of the disinterested trustees, and only:

         >> If the repurchase would cause the fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue
            Code of 1986, as amended;

         >> For any period during which the New York Stock Exchange or any other market in which the securities owned by the fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

         >> For any period during which an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the fund fairly to determine the value of its net assets; or

         >> For such other periods as the SEC may by order permit for the protection of securityholders of the fund.

Trustees and Officers

         A listing of the trustees and officers of the fund and their business experience for the past five years follows. An asterisk (*) indicates trustees who are "interested persons" of the fund (as defined by the 1940 Act). Unless otherwise noted, the address of each trustee and officer is 101 Huntington
Avenue, Boston, Massachusetts 02199-7603

Trustees

                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Stephen L. Brown*                        Trustee and Chairman                   Chairman, John Hancock Life Insurance
John Hancock Place                                                              Company; Chairman and Director, John
P.O. Box 111                                                                    Hancock Advisers, Inc. (The Adviser),
Boston, MA 02117                                                                John Hancock Funds, Inc. (John
July 1937                                                                       Hancock Funds), The Berkeley
                                                                                Financial Group, Inc. (The Berkeley
                                                                                Group); Director, John Hancock
                                                                                Subsidiaries, Inc.; John Hancock
                                                                                Insurance Agency, Inc.; (Insurance
                                                                                Agency), (until June 1999);  Federal
                                                                                Reserve Bank of Boston (until March
                                                                                1999); John Hancock Signature
                                                                                Services, Inc. (Signature Services)
                                                                                (until January 1997); Trustee, John
                                                                                Hancock Asset Management (until March
                                                                                1997); Chief Executive Officer (until
                                                                                June 2000).

Maureen R. Ford *                        Trustee, Vice Chairman, President      President, Broker/Dealer Distributor,
101 Huntington Avenue                    and Chief Executive Officer (1,2)      John Hancock Life Insurance Company;
Boston, MA 02199                                                                Vice Chairman, Director and Chief
April 1955                                                                      Executive Officer, the Adviser, The
                                                                                Berkeley Group, John Hancock Funds;
                                                                                Chairman, Director, Insurance Agency,
                                                                                Inc.; Chairman, Director and Chief
                                                                                Executive Officer, Sovereign Asset
                                                                                Management Corporation (SAMCorp.);
                                                                                Senior Vice President, MassMutual
                                                                                Insurance Co. (until 1999); Senior
                                                                                Vice President, Connecticut Mutual
                                                                                Insurance Co. (until 1996).


                                      B-7



James F. Carlin                          Trustee                                Chairman and CEO, Carlin
233 West Central Street                                                         Consolidated, Inc.
Natick, MA 01760                                                                (management/investments); Director,
April 1940                                                                      Arbella Mutual (insurance), Health
                                                                                Plan Services, Inc., Massachusetts
                                                                                Health and Education Tax Exempt
                                                                                Trust, Flagship Healthcare, Inc.,
                                                                                Carlin Insurance Agency, Inc., West
                                                                                Insurance Agency, Inc. (until May
                                                                                1995), Uno Restaurant Corp.;
                                                                                Chairman, Massachusetts Board of
                                                                                Higher Education (until July 1999).

William H. Cunningham                    Trustee                                Chancellor, University of Texas
601 Colorado Street                                                             System and former President of the
O'Henry Hall                                                                    University of Texas, Austin, Texas;
Austin, TX 78701                                                                Lee Hage and Joseph D. Jamail
January 1944                                                                    Regents Chair of Free Enterprise;
                                                                                Director, LaQuinta Motor Inns, Inc.
                                                                                (hotel management company)
                                                                                (1985-1998); Jefferson-Pilot
                                                                                Corporation (diversified life
                                                                                insurance company) and LBJ
                                                                                Foundation Board (education
                                                                                foundation); Advisory Director,
                                                                                Chase Bank (formerly Texas Commerce
                                                                                Bank - Austin).


Ronald R. Dion                           Trustee                                President and Chief Executive
R.M. Bradley & Co., Inc.                                                        Officer, R.M. Bradley &  Co., Inc.;
73 Tremont Street                                                               Director, The New England Council
Boston, MA 02108                                                                and Massachusetts Roundtable;
March 1946                                                                      Trustee, North Shore Medical Center;
                                                                                Director, BJ's Wholesale Club, Inc.
                                                                                and a corporator of the Eastern
                                                                                Bank; Trustee, Emmanuel College.

Charles L. Ladner                        Trustee                                Senior Vice President and Chief
102 Some Other Place                                                            Financial Officer, UGI Corporation
Stevensville, MD 21666                                                          (Public Utility Holding Company)
P.O. Box 858                                                                    (retired 1998); Vice President and
Valley Forge, PA  19482                                                         Director for AmeriGas, Inc. (retired
February 1938                                                                   1998); Vice President of AmeriGas
                                                                                Partners, L.P. (until 1997);
                                                                                Director, EnergyNorth, Inc. (until
                                                                                1995).


                                      B-8


Steven R. Pruchansky                     Trustee (1)                            Director and President, Mast
4327 Enterprise Avenue                                                          Holdings, Inc. (since 1991);
Naples, FL  34104                                                               Director, First Signature Bank &
August 1944                                                                     Trust Company (until August 1991);
                                                                                Director, Mast Realty Trust (until
                                                                                1994); President, Maxwell Building
                                                                                Corp. (until 1991).

Richard S. Scipione *                    Trustee (1)                            General Counsel, John Hancock  Life
John Hancock Place                                                              Insurance Company; Director, the
P.O. Box 111                                                                    Adviser, John Hancock Funds,
Boston, MA  02117                                                               Signator Investors, Inc., John
August 1937                                                                     Hancock Subsidiaries, Inc.,
                                                                                SAMCorp., NM Capital, The Berkeley
                                                                                Group, JH Networking Insurance
                                                                                Agency, Inc.; Insurance Agency, Inc.
                                                                                (until June 1999), Signature
                                                                                Services (until January 1997).

Norman H. Smith                          Trustee                                Lieutenant General, United States
243 Mt. Oriole Lane                                                             Marine Corps; Deputy Chief of Staff
Linden, VA  22642                                                               for Manpower and Reserve Affairs,
March 1933                                                                      Headquarters Marine Corps;
                                                                                Commanding General III Marine
                                                                                Expeditionary Force/3rd Marine
                                                                                Division (retired 1991).

John P. Toolan                           Trustee                                Director, The Smith Barney Muni Bond
13 Chadwell Place                                                               Funds, The Smith Barney Tax-Free
Morristown, NJ  07960                                                           Money Funds, Inc., Vantage Money
September 1930                                                                  Market Funds (mutual funds), The
                                                                                Inefficient-Market Fund, Inc.
                                                                                (closed-end investment company) and
                                                                                Smith Barney Trust Company of
                                                                                Florida; Chairman, Smith Barney
                                                                                Trust Company (retired December,
                                                                                1991); Director, Smith Barney, Inc.,
                                                                                Mutual Management Company and Smith
                                                                                Barney Advisers, Inc. (investment
                                                                                advisers) (retired 1991); Senior
                                                                                Executive Vice President, Director
                                                                                and member of the Executive
                                                                                Committee, Smith Barney, Harris
                                                                                Upham & Co., Incorporated
                                                                                (investment bankers) (until 1991).


                                      B-9


---------------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.

Officers


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Osbert M. Hood                           Executive Vice President and Chief     Executive Vice President and Chief
101 Huntington Avenue                    Financial Officer                      Financial Officer, each of the John
Boston, MA  02199                                                               Hancock Funds; Executive Vice
August 1952                                                                     President, Treasurer and Chief
                                                                                Financial Officer of the Adviser,
                                                                                the Berkeley Group, John Hancock
                                                                                Funds, and SAMCorp.; Senior Vice
                                                                                President, Chief Financial Officer
                                                                                and Treasurer, Signature Services,
                                                                                NM Capital; Director IndoCam Japan
                                                                                Limited; Vice President and Chief
                                                                                Financial Officer, John Hancock
                                                                                Life Insurance Company, Retail
                                                                                Sector (until 1997).


Thomas H. Connors                        Vice President and Compliance Officer  Vice President and Compliance
101 Huntington Avenue                                                           Officer, the Adviser; Vice
Boston, MA  02199                                                               President, John Hancock Funds, Inc.
September 1959

Susan S. Newton                          Vice President, Secretary and Chief    Vice President, Secretary and Chief
101 Huntington Avenue                    Legal Officer                          Legal Officer the Adviser; John
Boston, MA  02199                                                               Hancock Funds, Signature Services,
March 1950                                                                      The Berkeley Group, NM Capital and
                                                                                SAMCorp; Vice President, Signature
                                                                                Services (until May 2000).

James J. Stokowski                       Vice President, Treasurer and Chief    Vice President, the Adviser.
101 Huntington Avenue                    Accounting Officer
Boston, MA  02199
November 1946


Compensation

                                                                                      Total Compensation
                                                          Pension or Retirement          Received From
                              Aggregate Compensation    Benefits Accrued As Part     Fund and Fund Complex
Name and Position With Fund        From Fund (1)            of Fund Expenses                (1)(2)
                                         $                         N/A                         $


                                      B-10


---------------------------- -------------------------- -------------------------- --------------------------
                                         $                         N/A                         $
---------------------------- -------------------------- -------------------------- --------------------------
                                         $                         N/A                         $
---------------------------- -------------------------- -------------------------- --------------------------
                                         $                         N/A                         $
---------------------------- -------------------------- -------------------------- --------------------------
                                         $                         N/A                         $
---------------------------- -------------------------- -------------------------- --------------------------
                                         $                         N/A                         $
---------------------------- -------------------------- -------------------------- --------------------------
                                         $                         N/A                         $
---------------------------- -------------------------- -------------------------- --------------------------
                                         $                         N/A                         $
---------------------------- -------------------------- -------------------------- --------------------------
                                         $                         N/A                         $
---------------------------- -------------------------- -------------------------- --------------------------
                                         $                         N/A                         $
---------------------------- -------------------------- -------------------------- --------------------------
                                         $                         N/A                         $
---------------------------- -------------------------- -------------------------- --------------------------
                                         $                         N/A                         $
---------------------------- -------------------------- -------------------------- --------------------------


(1) Based on remuneration expected to be paid to the trustees of the fund for the fiscal year ended December 31, 2000.

(2) The John Hancock funds consist of 67 investment companies.

         Trustees and officers of the fund are also directors, trustees and officers of some or all of the other John Hancock funds.

                     INVESTMENT ADVISORY AND OTHER SERVICES

         [Insert Additional Information (if any) about JHA]

                                     EXPERTS

         ________________ act as independent auditors for the fund and in this capacity will audit the fund's annual and semi-annual financial statements and financial highlights.

                    CUSTODIAN, TRANSFER AGENT, REGISTRAR AND
                              DIVIDEND PAYING AGENT

         State Street Bank and Trust Company, 225 Franklin Street, Boston MA
02210, serves as custodian for the fund and performs custody, portfolio and fund accounting services. These services include maintenance of the fund's accounting records and is responsibility for the determining the net asset value of the fund.

John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000, Boston MA
02217-1000, a wholly owned subsidiary of John Hancock Life Insurance Company, is the transfer agent, registrar and dividend disbursing agent of the fund, and performs, certain recordkeeping functions for the fund. The fund pays John
Hancock Signature Services an annual fee of $19.00 for each shareholder account, plus certain out-of-pocket expenses.


                                      B-11


             PRINCIPAL UNDERWRITER FOLLOWING INITIAL PUBLIC OFFERING

         The distributor, John Hancock Funds, Inc., an affiliate of the adviser and the fund, located at 101 Huntington Avenue, Boston, MA 02199, will act as general distributor of the shares of the fund during any continuous offering of the fund's shares following the initial public offering.

                              BROKERAGE COMMISSIONS

         The adviser will seek the most favorable price and execution in the purchase and sale of portfolio securities of the fund. When two or more of the John Hancock funds or other investment advisory clients of the adviser want to buy or sell the same security at the same time, the securities purchased or sold are allocated by the adviser in a manner believed to be equitable to each. There may be possible advantages or disadvantages to such transactions with respect to price or the size of positions readily obtainable or saleable.

         In over-the-counter markets, the fund deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its trustees and/or officers are affiliated.

         The fund does not plan to execute any portfolio transactions with, and therefore will not pay any commissions to, any broker affiliated, directly or indirectly, with either the fund, the adviser, or the distributor.

         Consistent with seeking the most favorable price and execution when buying or selling portfolio securities, the adviser may give consideration to the research, statistical, and other services furnished by brokers or dealers to the adviser for its use, as well as the general attitude toward and support of investment companies demonstrated by such brokers or dealers. These services include supplemental investment research, analysis, and reports concerning issuers, industries, and securities deemed by the adviser to be beneficial to the fund. In addition, the adviser is authorized to place orders with brokers who provide supplemental investment and market research and security and economic analysis, although the use of these brokers may result in a higher brokerage charge to the fund than the use of brokers selected solely on the basis of seeking the most favorable price and execution, and although such research and analysis may be useful to the adviser in connection with its services to clients other than the fund.

                                 CODE OF ETHICS

         In an attempt to avoid potential conflicts of interest relating to portfolio transactions, the adviser and the distributor have adopted codes of ethics under Rule 17j-1 under the 1940 Act. These codes of ethics operate to restrict, and allow the fund to monitor, personal securities trading by personnel of the adviser and the distributor, and in particular, those who normally come into possession of information relating to the fund's portfolio transactions. The codes limit the extent to which personnel may purchase or sell securities held by the fund. You can review copies of these codes at the SEC's
Public Reference Room, or you can obtain copies without charge through the SEC's
Internet web site (http://www.sec.gov), or for a duplication fee by calling the SEC's Public Reference Room at 1-202-942-8090, by E-mailing the SEC at publicinfo@sec.gov or reviewed at the SEC's public reference room, or by writing the SEC's Public Reference Section, Washington D.C. 20594-0102.

         The adviser's direct parent, John Hancock Life Insurance Company, is the indirect sole shareholder of Signator Investors, Inc., a broker dealer.
Pursuant to procedures determined by the fund's trustees and consistent with the fund's policy of obtaining best net results, the fund may execute portfolio transactions with or through Signator Investors, Inc.


                                      B-12


                              FINANCIAL STATEMENTS

         Not applicable.








                          INDEPENDENT AUDITORS' REPORT

         Not applicable.





                                      B-13



                      JOHN HANCOCK VENTURE TECHNOLOGY FUND

                                     PART C

                                OTHER INFORMATION


Item 24. Financial Statements and Exhibits

(1)      Financial Statements

         Part A:           Financial Highlights (not applicable).

         Part B:           Financial Statements (to be filed by amendment).

(2)      Exhibits

         (a)               Declaration of Trust.

         (b)               By-Laws.

         (c)               Not applicable.

         (d)               Not applicable.

         (e)               Not applicable.

         (f)               Not applicable.

         (g)(1) Investment Management Contract between the Registrant and John Hancock Advisers, Inc.*

         (g)(2) Sub-Investment Management Contract by and among the Registrant, American Fund Advisors, Inc. and John
                           Hancock Advisers, Inc.*

         (h)               Distribution Agreement between the Registrant and
                           John Hancock Funds, Inc.*

         (i)               Not applicable.

         (j)(1) Amendment adding the Registrant to the Amended and Restated Master Custodian Agreement*

         (j)(2)            Master Custodian Agreement between certain John
                           Hancock Funds and State Street Bank and Trust
                           Company.*

         (k)(1)            Amendment adding the Registrant to the Master
                           Transfer Agency and Service Agreement.*



         (k)(2) Master Transfer Agency and Service Agreement between the Registrant and the John Hancock Funds.*

         (k)(3)            Accounting and Legal Services Agreement between the
                           Registrant and John Hancock Advisers, Inc.*

         (l)               Opinion and Consent of Counsel.*

         (m)               Not applicable.

         (n)               Consent of Independent Auditors.*

         (o)               Not applicable.

         (p)               Subscription Agreement between the Registrant and
                           John Hancock Advisers, Inc.*

         (r)(1)            Code of Ethics for John Hancock Advisers, Inc.

         (r)(2)            Code of Ethics for American Fund Advisors, Inc.

         (s)               Power of Attorney.

         *          To be filed by amendment.

Item 25. Marketing Arrangements:    Not Applicable

Item 26. Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses expected to be incurred in connection with the offering described in this Registration Statement:


         Registration fees................................................$
         Printing.........................................................
         Accounting fees and expenses.....................................
         Legal fees and expenses..........................................
         Miscellaneous....................................................

         Total............................................................$


Item 27. Persons Controlled by or under Common Control with Registrant

         None.

Item 28. Number of Holders of Securities

         As of June 28, 2000:


                                       2



                      (1)                                      (2)
                 Title of Class                      Number of Record Holders
         Common Shares of Beneficial Interest                   0


Item 29. Indemnification

         Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents are set forth in Article IV of the Registrant's
Declaration of Trust included as Exhibit (a) herein.

         Under section 12 of the Distribution Agreement between the Registrant and John Hancock Funds, Inc. ("John Hancock Funds"), John Hancock Funds has agreed to indemnify the Registrant and its Trustees , officers and controlling persons against claims arising out of certain acts and statements of John
Hancock Funds.

         Section 9(a) of the By-Laws of John Hancock Life Insurance Company (the
"Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any liability or expense incurred in connection with any matter settled without final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined to be entitled to indemnification.

         Article IX of the By-Laws of John Hancock Advisers, Inc. (the
"Adviser") provides as follows:

         "Section 9.01. Indemnity. Any person made or threatened to be made a party to any action, suit, or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgment, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by the law."


                                       3


         "Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person."

         Insofar as indemnification for liabilities arising under the Securities
Act of 1933, as amended (the "1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the Declaration of Trust and By-Laws (or other organizational documents, as the case may be) of the Registrant, the Adviser, or the Insurance Company or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission
(the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 30. Business and Other Connections of the Adviser

         For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Adviser, reference is made to Form ADV filed with the Commission (Commission File No.
801-8124) under the Investment Advisers Act of 1940 and incorporated herein by reference thereto.

Item 31. Location of Accounts and Records

         Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by the Adviser, 101 Huntington Avenue, Boston, MA 02199. Records relating to the duties of the Registrant's custodian are maintained by State
Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's transfer agent by John Hancock Signature Services, Inc., 1
John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000.

Item 32. Management Services

         Not applicable.



                                       4


Item 33. Undertakings

I. The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

II.      The Registrant undertakes:

         (a) To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

                (1) to include any prospectus required by Section 10(a)(3) of the Securities Act;

                (2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

                (3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

         (b) That, for the purposes of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof.

         (c) To remove from registration by meansof a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

III.     The Registrant undertakes that:

         (a)    For purposes of determining  any liability  under the
                Securities Act, the information omitted from the form
                of  prospectus  filed  as part  of this  registration
                statement in reliance upon Rule 430A and contained in
                a form of prospectus filed by the Registrant pursuant
                to  Rule   424(b)(1)  or  (4)  or  497(h)  under  the
                Securities  Act  shall be  deemed  to be part of this
                registration statement as of the time it was declared
                effective.

          (b) For the purposes of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.


                                       5


IV. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, the Registrant's Statement of Additional Information.







                                       6


                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 28th day of June, 2000.

                                  JOHN HANCOCK VENTURE TECHNOLOGY FUND


                                  By:  ________*_____________________
                                               -
                                           Maureen R. Ford
                                           President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:







__________*____________________                   Trustee and Chairman                         June 28, 2000
-------------------------------
Stephen L. Brown



___________*___________________                   Trustee, Vice Chairman, President            June 28, 2000
-------------------------------                   and Chief  Executive Officer
Maureen R. Ford


___________*___________________                   Executive Vice President and Chief           June 28, 2000
-------------------------------                   Financial Officer
Osbert M. Hood


/s/ James J. Stokowski                            Vice President, Tresurer                     June 28, 2000
------------------------------------              (Chief Accounting Officer)
James J. Stokowski


___________*___________________                   Trustee                                      June 28, 2000
-------------------------------
James F. Carlin



___________*___________________                   Trustee                                      June 28, 2000
-------------------------------
William H. Cunningham


                                       7



_________*_____________________                   Trustee                                      June 28, 2000
-------------------------------
Ronald R. Dion



___________*___________________                   Trustee                                      June 28, 2000
-------------------------------
Charles L. Ladner



___________*___________________                   Trustee                                      June 28, 2000
-------------------------------
Steven R. Pruchansky



___________*___________________                   Trustee                                      June 28, 2000
-------------------------------
Richard S. Scipione



___________*___________________                   Trustee                                      June 28, 2000
-------------------------------
Norman H. Smith



____________*__________________                   Trustee                                      June 28, 2000
-------------------------------
John P. Toolan





*  By:  /s/ Susan S. Newton                                 June 28, 2000
        ------------------------------------
        Susan S. Newton
        Attorney-in-fact




                                       8


                                  EXHIBIT INDEX

Exhibit

(a)               Declaration of Trust.

(b)               By-Laws.

(r)(1)            Code of Ethics for John Hancock Advisors, Inc.

(r)(2)            Code of Ethics for American Fund Advisors, Inc.

(s)               Power of Attorney.




                                       9